                                                                                           Registration No. 2-93177
                                                                                                  File No. 811-4108
                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549
                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                                  [ x ]

Pre-Effective Amendment No. _____                                                                            [   ]

Post-Effective Amendment No. 38                                                                              [ x ]
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                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                   [ x ]

Amendment No. 34                                                                                              [ x ]
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                                        Oppenheimer Variable Account Funds
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                                (Exact Name of Registrant as Specified in Charter)

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                                 6803 South Tucson Way, Centennial, Colorado 80112
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                                (Address of Principal Executive Offices) (Zip Code)

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                                                   303-768-3200
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                               (Registrant's Telephone Number, including Area Code)

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                                               Robert G. Zack, Esq.
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                                              OppenheimerFunds, Inc.
                                   498 Seventh Avenue, New York, New York 10018
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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[   ]    On _______________ pursuant to paragraph (b)
[ x ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On _______________ pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[   ]    This  post-effective  amendment  designates a new  effective  date for a previously  filed  post-effective amendment.

Oppenheimer
Value Fund/VA
A series of Oppenheimer Variable Account Funds

Prospectus dated December 1, 2002

                                                             Oppenheimer Value Fund/VA is a mutual fund. It seeks
                                                             long-term growth of capital by investing mainly in
                                                             common stocks with low price-earnings ratios and
                                                             better-than-anticipated earnings.
                                                                      Shares of the Fund are sold only as the
                                                             underlying investment for variable life insurance
                                                             policies, variable annuity contracts and other
                                                             insurance company separate accounts. A prospectus for
                                                             the insurance product you have selected accompanies
                                                             this Prospectus and explains how to select shares of
                                                             the Fund as an investment under that insurance product,
                                                             and whether you are only eligible to purchase Service
                                                             share of the Fund.
                                                                      This Prospectus contains important information
                                                             about the Fund's objective, its investment policies,
                                                             strategies and risks. Please read this Prospectus (and
                                                             your insurance product prospectus) carefully before you
                                                             invest and keep them for future reference about your
                                                             account.

As with all mutual funds, the Securities
And Exchange Commission has not approved or disapproved
the Fund's securities nor has it determined that
this Prospectus is accurate or complete.
It is a criminal offense to represent otherwise.
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CONTENTS

                          ABOUT THE FUND

                          The Fund's Objective and Investment Strategies

                          Main Risks of Investing in the Fund

                          The Fund's Performance

                          About the Fund's Investments

                          How the Fund is Managed

                          INVESTING IN THE FUND

                          How to Buy and Sell Shares

                          Dividends, Capital Gains and Taxes

                          Financial Highlights

ABOUT THE FUND

The Fund's Objective and Investment Strategies

What Is the Fund's Investment Objective? The Fund seeks long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.

What Does the Fund  Mainly  Invest In?  The Fund may invest  mainly in common  stocks of  different  capitalization ranges, and currently emphasizes large capitalization stocks. The Fund also can buy other investments, including:
o        Preferred stocks, rights and warrants and convertible securities, and
o        Securities of U.S. and foreign companies, although there are limits on the Fund's investments in foreign securities.

How Does the Portfolio  Manager  Decide What  Securities to Buy or Sell?  In selecting  securities  for purchase or sale by the Fund,  the Fund's  portfolio  manager  selects  securities  one at a time.  This is called a "bottom up approach." The portfolio  manager uses fundamental  analysis to select securities for the Fund that he believes are temporarily  out of favor with or whose  values are not fully  recognized  by the market  (commonly  referred to as
"value  stocks").  While this process and the  inter-relationship  of the factors used may change over time and its implementation  may vary in particular cases, the portfolio manager currently  considers the following factors when assessing a company's business prospects:
o        Future supply/demand conditions for its key products,
o        Product cycles,
o        Quality of management,
o        Competitive position in the market place,
o        Reinvestment plans for cash generated, and
o        Better-than-expected earnings reports.

         Not all factors are relevant for every individual security.

The portfolio manager may consider selling a stock for one or more of the following reasons:
o        The stock price reached its target,
o        The company's fundamentals appear to be deteriorating, or
o        Better stock selections are believed to have been identified.

Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital growth in their investment over the long term, from a fund that invests in stocks of different capitalization ranges.  Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that can have substantial stock investments. Since the Fund's income level will fluctuate and will likely be small, it is not designed for investors needing an assured level of current income.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments have some degree of risk.  The Fund's investments are subject to changes in their value from a number of factors described below.  There is also the risk that poor security selection by the Fund's investment Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective.

|X|      Risks of Investing in Stocks.  Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund currently focuses its investments in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets.  Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.

         A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time.  Different stock markets may behave differently from each other. In particular, because the Fund currently emphasizes investments in stocks of U.S. issuers, it will be affected primarily by changes in U.S. stock markets.

         Additionally,  stocks of  issuers  in a  particular  industry  may be  affected  by  changes  in  economic conditions  that affect that industry more than others,  or by changes in government  regulations,  availability of basic  resources or  supplies,  or other  events.  At times,  the Fund may  increase  the relative  emphasis of its investments  in a  particular  industry.  To the extent that the Fund is  emphasizing  investments  in a particular industry, its share values may fluctuate in response to events affecting that industry.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund emphasizes securities of large companies but it can also buy stocks of small- and medium-size companies, which may have more volatile stock prices than stocks of large companies.

|X|      Risks of Value Investing. Value investing seeks stocks having prices that are low in relation to their real worth or prospects in the hope that the Fund will realize appreciation in the value of its holdings when other investors realize the intrinsic value of those stocks. In using a value investing style, there is the risk that the market will not recognize that the securities are undervalued and they might not appreciate in value as the Manager anticipates.

How Risky is the Fund Overall?  The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share.
Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.
The share prices of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

         The Fund focuses its investments on stocks for long-term growth. In the short term, the stock markets can be volatile, and the prices of the Fund's shares will go up and down. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive purposes. In the OppenheimerFunds spectrum, the Fund is generally more conservative than aggressive growth stock funds, but more aggressive than funds that invest in stocks and bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Performance

         Because the Fund recently commenced operations, prior performance information for a full calendar year is not yet available.  Once available, this information will provide some indication of the risks of an investment in the Fund by showing how the Fund's performance compares to those of a broad-based index, such as the S&P 500 Index.  After the Fund has commenced investment operations, to obtain the Fund's performance information, you can contact the Transfer Agent at the toll-free telephone number on the back cover of this
Prospectus. Please remember that the Fund is intended to be a long-term investment, performance results are historical, and that past performance (particularly over a short-term period) is not predictive of future results.

About the Fund's Investments

The Fund's Principal Investment Policies.  The allocation of the Fund's portfolio among different types of investments will vary over time based on the Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below. The Statement of
Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques.  The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer.  Also, the Fund does not concentrate 25%
or more of its total assets in any one industry or the securities of any one foreign government.  That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

         However, changes in the overall market prices of securities can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

|X|      Stock  Investments.  The Fund invests  primarily in a  diversified  portfolio of common  stocks of issuers that may be of small, medium or large  capitalization,  to seek capital growth. The Fund can invest in other equity securities,  including  preferred stocks,  rights and warrants,  and securities  convertible into common stock. The
Fund  can buy  securities  issued  by  domestic  or  foreign  companies.  However,  the Fund  currently  emphasizes investments in large capitalization stocks of U.S. issuers.

         Although many convertible securities are debt securities, the Manager considers some of them to be
"equity equivalents" because of their conversion feature. In those cases, their rating has less impact on the investment decision than in the case of other debt securities. The Fund can buy convertible securities rated as low as "B" by Moody's Investor Services, Inc. or Standard & Poor's Rating Service or having comparable ratings by other nationally recognized rating organizations (or, if they are unrated, having a comparable rating assigned by the Manager). Those ratings are below "investment grade" and the securities are subject to greater risk of default by the issuer than investment-grade securities. These investments are subject to the Fund's policy of not investing more than 10% of its net assets in debt securities.

|X|      Portfolio Turnover. The Fund may engage in short-term trading to seek its objective. The Fund's portfolio turnover rate will fluctuate from year to year, depending on market conditions.  Portfolio turnover increases the Fund's brokerage costs, which reduces its performance.  Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

Can the Fund's Investment Objective and Policies Change?  The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares.  The Fund's investment objectives are fundamental policies.  Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Other Investment Strategies.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Fund might not always use all of them.  These techniques have risks, although some of them are designed to help reduce overall investment or market risks.

|X|      Cash and Cash Equivalents. Under normal market conditions the Fund can invest up to 15% of its net assets in cash and cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. This strategy would be used primarily for cash management or liquidity purposes. To the extent that the Fund uses this strategy, it might reduce its opportunities to seek its objective of long-term growth of capital.

|X|      Debt  Securities.  Under  normal  market  conditions,  the Fund can  invest  in debt  securities,  such as securities issued or guaranteed by the U.S.  government or its agencies and  instrumentalities,  foreign government securities,  and foreign and domestic  corporate  bonds and debentures.  Normally these  investments are limited to not more than 10% of the Fund's net assets, including convertible debt securities.

         The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. The Fund's debt investments may be
"investment grade" (that is, rated in the four highest rating categories of a nationally recognized rating organization) or may be lower-grade securities (sometimes called "junk bonds") rated as low as "B," as described above.

Credit Risk.  Debt securities are subject to credit risk.  Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. While the Fund's investments in U.S.
government securities are subject to little credit risk, the Fund's other investments in debt securities, particularly high-yield, lower-grade debt securities are subject to risks of default. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities.

Interest Rate Risk. The values of debt securities, including U.S. government securities, are subject to change when prevailing interest rates change.  When interest rates fall, the values of already-issued debt securities generally rise.  When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.  The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

Foreign Securities. The Fund can invest up to 25% of its total assets in foreign securities. These include equity or debt securities of companies and debt securities of governments in any country, developed or underdeveloped.

         While foreign securities offer special investment opportunities, there are also special risks, such as foreign taxation, risks of delays in settlements of securities transactions, and the effects of a change in value of a foreign currency against the U.S. dollar, which will result in a change in the U.S. dollar value of securities denominated in that foreign currency.

|X|      Derivative Investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, mortgage-related securities and "stripped" securities are examples of derivatives the Fund can use. Currently the
Fund does not use derivative investments to a significant degree.

o        There Are Special Risks In Using Derivative Investments. If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform.
If that happens, the Fund's share prices could decline or the Fund could get less income than expected. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. Some derivative investments held by the Fund may be illiquid. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

o        Hedging. The Fund can write covered calls on securities, futures and stock indices, and can buy and sell certain kinds of futures contracts and forward contracts. The Fund is not required to use hedging instruments to seek its objective. The Fund does not use hedging instruments for speculative purposes.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

|X|      Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund cannot invest more than 10% of its net assets in illiquid or restricted securities (including repurchase agreements maturing beyond seven (7) days). Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

|X|      Temporary Defensive and Interim Investments. When market or economic conditions are unstable or adverse, the Fund can invest up to 100% of its assets in defensive securities.  Generally, they would be short-term U.S.
government securities, high-grade commercial paper, bank obligations or repurchase agreements. To the extent the
Fund invests defensively in these securities, it might not achieve its investment objective.  The Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares.

How the Fund Is Managed

The Manager. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment advisor since January 1960.  The Manager and its subsidiaries and controlled affiliates managed more than $125 billion in assets as of June 30, 2002, including other Oppenheimer funds with more than seven million shareholder accounts.  The Manager is located at 498 Seventh Avenue, New York,
New York 10018.

|X|      Portfolio Manager. The Fund is managed by Christopher Leavy. Mr. Leavy is a Senior Vice President of the
Manager, Vice President of the Fund and serves as an officer and portfolio manager of other Oppenheimer funds.
Prior to joining the Manager in September 2000, he was a portfolio manager of Morgan Stanley Dean Witter
Investment Management (from 1997) prior to which he was a portfolio manager and equity analyst of Crestar Asset
Management (from 1995).

|X|      Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: (To be determined).

|X|      Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Fund's Board of Trustees has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares

Two classes of shares are described in this Prospectus.  Currently, the Fund offers only non-service shares.

How Are Shares Purchased?  Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly.
Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That Prospectus will indicate whether you are eligible to purchase Service shares of the
Fund. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the
Fund's best interests to do so.

|X|      Market Timers.  The Fund has instructed its participating insurance companies that it may restrict or refuse investments by their separate accounts from market timers.  "Market timers" include persons whose separate account transactions have, or have attempted (i) an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchanges out of the Fund more than twice in any calendar quarter, (iii) an exchange of
Fund shares equal to at least $5 million, or more than 1% of the Fund's net assets, or (iv) other transactions in
Fund shares that demonstrated a timing pattern.  Separate accounts under common ownership or control are combined for these limits. There can be no assurance that all such participating insurance companies will be successful in controlling investments in their respective separate accounts by market timers.

         The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations -
also known as "market timing."  When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest.  Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares.  These factors may hurt the Fund's performance and its shareholders.

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Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The
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Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its
Transfer Agent.
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|X|      At What Price Are Shares Sold?  Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

         The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this
Prospectus mean "Eastern time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's
Board of Trustees has established procedures to value the Fund's securities, in general, based on market value.
The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

         The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30
A.M. on the next regular business day at the offices of its Transfer Agent in Colorado.

|X|      Classes of Shares.  The Fund may offer two different classes of shares. The class of shares offered by this Prospectus has no class name designation.  The other class of shares designated as Service shares are subject to a Distribution and Service Plan. The impact of the expenses of the Plan on Service shares is described below.  The class of shares that are not subject to a Plan has no class "name" designation. The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for
Service shares to pay the distributor, for distribution related services for the Fund's Service shares. Under the
Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund.  The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares.  The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.

How Are Shares Redeemed?  As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares.  Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

         The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day, at the office of its Transfer
Agent in Colorado.  The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than seven days after the Fund's receipt of the order).
Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees.
Dividends and distributions will generally be lower for Service shares, which normally have higher expenses. The
Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

         All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year.  The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Taxes.  For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

         This information is only a summary of certain federal income tax information about an investment in Fund shares.  You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

INFORMATION AND SERVICES

For More Information on Oppenheimer Value Fund/VA

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION.  This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS.  Additional information about the Fund's investments and performance will be available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, (when available) the notice explaining the Fund's privacy policy and other information about the Fund, or instructions on how to contact the sponsor of your insurance product:
------------------------------------------------------- ------------------------------------------------------------
By Telephone:                                           Call OppenheimerFunds Services toll-free:
                                                        1.800.981.2871
------------------------------------------------------- ------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------
By Mail:                                                Write to:
                                                        OppenheimerFunds Services
                                                        P.O. Box 5270
                                                        Denver, Colorado 80217-5270
------------------------------------------------------- ------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained
                                                                     -----------
after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.
The Fund's SEC File No.: 811-4108
PR0642.001.0802
Printed on recycled paper.

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Oppenheimer Variable Account Funds
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6803 S. Tucson Way, Centennial, Colorado 80112

1.800.981.2871

Statement of  Additional  Information  dated May 1, 2002,  revised  December 1,

2002

OPPENHEIMER  VARIABLE  ACCOUNT  FUNDS (the  "Trust") is an  investment  company consisting of 11 separate Funds (the "Funds"):

Oppenheimer Aggressive Growth Fund/VA
Oppenheimer Bond Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street(R)Growth & Income Fund/VA
Oppenheimer Main Street(R)Small Cap Fund/VA
      (named "Oppenheimer Small Cap Growth Fund" prior to May 1, 2001)
Oppenheimer Money Fund/VA
Oppenheimer Multiple Strategies Fund/VA
Oppenheimer Strategic Bond Fund/VA
Oppenheimer Value Fund/VA

Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the Prospectuses for the Funds and for the insurance products you have selected.

      This Statement of Additional Information is not a Prospectus.  This
document contains additional information about the Funds and the Trust, and supplements information in the Funds' Prospectuses dated May 1, 2002.  It should be read together with the Prospectuses. You can obtain a Prospectus by writing to the Funds' Transfer Agent, OppenheimerFunds Services, at P.O. Box
5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                              Page
About the Funds

Additional Information About the Funds' Investment Policies and Risks         3

About Your Account

Financial Information About the Funds *
Financial Statements and Independent Auditors' Reports....... F-1
Appendix A: Ratings Definitions.............................. A-1
Appendix B: Industry Classifications (Oppenheimer Money Fund/VA)        B-1
Appendix C: Industry Classifications (all other Funds)....... C-1
Appendix D: Major Shareholders............................... D-1

*This Statement of Additional Information is available via internet websites, in two parts. This text comprises the first part.  The second part contains the Independent Auditors' Reports and Financial Statements for each Fund.
Since Oppenheimer Value Fund/ VA recently commenced operations, there are no reports or Financial Statements currently available for that Fund.  The two parts should be read together with the Prospectuses for the Funds and for the insurance products you have selected. These documents can be viewed or downloaded online with Adobe Acrobat Reader.  Call 1.888.470.0861 if you want the domain name of an insurance sponsor's website that displays this
Statement of Additional Information online, if you have technical difficulties, or to request a paper copy of this Statement of Additional
Information at no charge.

-------------------------------------------------------------------------------
ABOUT THE FUNDS
-------------------------------------------------------------------------------

Additional Information About the Funds' Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Funds are described in the Funds' Prospectuses. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Funds' investment
Manager, OppenheimerFunds, Inc., can select for the Funds. Additional information is also provided about the strategies that each Fund may use to try to achieve its objective. The full name of each Fund is shown on the cover page, after which the word "Oppenheimer" is omitted from these names to conserve space.

The Funds' Investment Policies. The composition of the Funds' portfolios and the techniques and strategies that the Manager uses in selecting portfolio securities will vary over time. The Funds are not required to use all of the investment techniques and strategies described below at all times in seeking their goals. They may use some of the special investment techniques and strategies at some times or not at all.

      In selecting securities for the Funds' portfolios, the Manager evaluates the merits of particular securities primarily through the exercise of its own investment analysis. That process may include, among other things:
o     evaluation of the issuer's historical operations,
o     prospects for the industry of which the issuer is part,
o     the issuer's financial condition,
o     its pending product developments and business (and those of competitors),
o     the effect of general market and economic conditions on the issuer's business, and
o     legislative proposals that might affect the issuer.

      The Funds are categorized by the types of investment they make.
Aggressive Growth Fund/VA, Capital Appreciation Fund/VA, Global Securities
Fund/VA, Main Street(R)Small Cap Fund/VA, and Value Fund/VA can be categorized as "Equity Funds."  High Income Fund/VA, Bond Fund/VA, and Strategic Bond
Fund/VA can be categorized as "Fixed Income Funds."  Multiple Strategies
Fund/VA and Main Street(R)Growth & Income Fund/VA share the investment characteristics (and certain of the Investment Policies) of both the Equity
Funds and the Fixed Income Funds, depending upon the allocations determined from time to time by their portfolio managers.  The allocation of Main
Street(R)Growth & Income Fund/VA's portfolio to equity securities is generally substantially larger than its allocation to fixed-income securities. Money
Fund/VA's investment policies are explained separately; however, discussion below about investment restrictions, repurchase agreements, illiquid securities and loans of portfolio securities also apply to Money Fund/VA.

      |X|  Investments in Equity Securities. The Equity Funds focus their investments in equity securities, which include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock.
Certain equity securities may be selected not only for their appreciation possibilities but because they may provide dividend income. At times, a Fund may have substantial amounts of its assets invested in securities of issuers in one or more capitalization ranges, based upon the Manager's use of its investment strategies and its judgment of where the best market opportunities are to seek a Fund's objective.

      Small-cap growth companies may offer greater opportunities for capital appreciation than securities of large, more established companies. However, these securities also involve greater risks than securities of larger companies. Securities of small capitalization issuers may be subject to greater price volatility in general than securities of large-cap and mid-cap companies. Therefore, to the degree that a Fund has investments in smaller capitalization companies at times of market volatility, that Fund's share prices may fluctuate more. Those investments may be limited to the extent the
Manager believes that such investments would be inconsistent with the goal of preservation of principal.

           |_| Growth Investing.  In selecting equity investments, the
portfolio managers for the Equity Funds may from time to time use a growth investing style, a value investing style, or a combination of both. In using a growth approach, the portfolio managers seek securities of "growth"
companies. Growth companies are those companies that the Manager believes are entering into a growth cycle in their business, with the expectation that their stock will increase in value. They may be established companies, as well as, newer companies in the development stage. Growth companies may have a variety of characteristics that in the Manager's view define them as
"growth" issuers.

      Growth companies may be generating or applying new technologies, new or improved distribution techniques or new services. They may own or develop natural resources. They may be companies that can benefit from changing consumer demands or lifestyles, or companies that have projected earnings in excess of the average for their sector or industry. In each case, they have prospects that the Manager believes are favorable for the long term. The portfolio managers of the Funds look for growth companies with strong, capable management sound financial and accounting policies, successful product development and marketing and other factors.

           |_|  Value Investing. In selecting equity investments, the
portfolio managers for the Equity Funds in particular may from time to time use a value investing style. In using a value approach, the portfolio managers seek stock and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios, rather than seeking stocks of "growth" issuers. This approach is subject to change and might not necessarily be used in all cases. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that a Fund will realize appreciation in the value of its holdings when other investors realize the intrinsic value of the stock.

      Using value investing requires research as to the issuer's underlying financial condition and prospects. Some of the measures that can be used to identify these securities include, among others:
      Price/Earnings ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or the market as a whole or that of similar companies may offer attractive investment opportunities.
      Price/book value ratio, which is the stock price divided by the book value of the company per share, which measures the company's stock price in relation to its asset value.
      Dividend Yield is measured by dividing the annual dividend by the stock price per share.
      Valuation of Assets, which compares the stock price to the value of the company's underlying assets, including their projected value in the marketplace and liquidation value.

           |_| Convertible Securities.  While convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as "equity equivalents."  As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities.  Convertible securities are subject to the credit risks and interest rate risks described below in "Debt Securities."

      To determine whether convertible securities should be regarded as
"equity equivalents," the Manager examines the following factors:

(1)   whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
        (considering the effect of conversion of the convertible securities),
        and

(3)   the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

           |_| Rights and Warrants.  The Funds may invest in warrants or
rights. They do not expect that their investments in warrants and rights will exceed 5% of their total assets. That limit does not apply to warrants and rights that the Funds have acquired as part of units of securities or that are attached to other securities. No more than 2% of Value Fund/VA's total assets may be invested in warrants that are not listed on either The New York
Stock Exchange or The American Stock Exchange.

      Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities.  Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      |X|       Preferred Stocks. Preferred stocks are equity securities but have certain attributes of debt securities. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings.
Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before the issuer can pay dividends on common shares.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest prior to maturity rates decline. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

      Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital as debt securities and may not offer the same degree of assurance of continued income as debt securities. The rights of preferred stock on distribution of a corporation's assets in the event of its liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of its liquidation.

      |X|  Investments in Bonds and Other Debt Securities.  The Fixed Income
Funds in particular can invest in bonds, debentures and other debt securities to seek current income as part of their investment objectives.

      A Fund's debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds").
Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors
Service, Inc., ("Moody's") or at least "BBB" by Standard & Poor's Rating
Services ("S&P") or Fitch, Inc. ("Fitch") or that have comparable ratings by another nationally recognized rating organization. In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If the securities that a Fund buys are unrated, to be considered part of a Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization

        |_|  U.S. Government Securities. These are securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities."
The obligations of U.S. government agencies or instrumentalities in which the
Funds may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States.  "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United
States if the issuing agency or instrumentality does not meet its commitment.  The Funds will invest in securities of U.S. government agencies and instrumentalities only if the Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal.

o     U.S. Treasury Obligations. These include Treasury bills (maturities of one year or less when issued), Treasury notes (maturities of one to 10 years), and Treasury bonds (maturities of more than 10 years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. They also can include U. S. Treasury securities that have been "stripped" by a Federal
Reserve Bank, zero-coupon U.S. Treasury securities described below, and
Treasury Inflation-Protection Securities ("TIPS").

o     Treasury Inflation-Protection Securities. The Funds can buy these TIPS, which are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price
Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

o     Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association ("GNMA") pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as
Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal
Home Loan Mortgage Corporation obligations ("Freddie Macs").

|X|   U.S. Government Mortgage-Related Securities. The Funds can invest in a variety of mortgage-related securities that are issued by U.S. government agencies or instrumentalities, some of which are described below.

o     GNMA Certificates.  The Government National Mortgage Association is a
wholly-owned corporate instrumentality of the United States within the U.S.
Department of Housing and Urban Development.  GNMA's principal programs involve its guarantees of privately-issued securities backed by pools of mortgages.  Ginnie Maes are debt securities representing an interest in one mortgage or a pool of mortgages that are insured by the Federal Housing
Administration or the Farmers Home Administration or guaranteed by the
Veterans Administration.

      The Ginnie Maes in which the Funds invest are of the "fully modified pass-through" type. They provide that the registered holders of the Ginnie
Maes will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers.  Amounts paid include, on a pro rata basis, any prepayment of principal of such mortgages and interest (net of servicing and other charges) on the aggregate unpaid principal balance of the Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

      The Ginnie Maes purchased by the Funds are guaranteed as to timely payment of principal and interest by GNMA.  In giving that guaranty, GNMA expects that payments received by the issuers of Ginnie Maes on account of the mortgages backing the Ginnie Maes will be sufficient to make the required payments of principal of and interest on those Ginnie Maes. However, if those payments are insufficient, the guaranty agreements between the issuers of the
Ginnie Maes and GNMA require the issuers to make advances sufficient for the payments.  If the issuers fail to make those payments, GNMA will do so.

      Under federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by GNMA as to such mortgage pools.  An opinion of an
Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United
States backed by its full faith and credit."  GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under those guaranties.

      Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages. Except to the extent of payments received by the issuers on account of such mortgages,
Ginnie Maes do not constitute a liability of those issuers, nor do they evidence any recourse against those issuers. Recourse is solely against
GNMA.  Holders of Ginnie Maes (such as the Funds) have no security interest in or lien on the underlying mortgages.

      Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Fund with respect to the mortgages underlying the Ginnie Maes owned by the Fund. All of the mortgages in the pools relating to the Ginnie Maes in the Funds are subject to prepayment without any significant premium or penalty, at the option of the mortgagors.
While the mortgages on one-to-four family dwellings underlying certain Ginnie
Maes have a stated maturity of up to 30 years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.

o     Federal Home Loan Mortgage Corporation ("FHLMC") Certificates. FHLMC, a
corporate instrumentality of the United States, issues FHLMC Certificates representing interests in mortgage loans.  FHLMC guarantees to each registered holder of a FHLMC Certificate timely payment of the amounts representing a holder's proportionate share in:
(i)   interest payments less servicing and guarantee fees,
(ii)  principal prepayments, and

(iii) the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC Certificate, in each case whether or not such amounts are actually received.

      The obligations of FHLMC under its guarantees are obligations solely of
FHLMC and are not backed by the full faith and credit of the United States.

o     Federal National Mortgage  Association (Fannie Mae) Certificates.  Fannie
Mae, a federally-chartered and privately-owned  corporation,  issues Fannie Mae
Certificates  which  are  backed  by a  pool  of  mortgage  loans.  Fannie  Mae guarantees  to each  registered  holder of a Fannie  Mae  Certificate  that the holder will receive amounts  representing the holder's  proportionate  interest in scheduled  principal and interest payments,  and any principal  prepayments, on the  mortgage  loans  in the  pool  represented  by such  Certificate,  less servicing and guarantee  fees, and the holder's  proportionate  interest in the full principal amount of any foreclosed or other  liquidated  mortgage loan. In each case the  guarantee  applies  whether or not those  amounts  are  actually received.  The  obligations of Fannie Mae under its guarantees are  obligations solely of Fannie  Mae and are not  backed by the full  faith and  credit of the
United  States or any of its  agencies or  instrumentalities  other than Fannie
Mae.

|X|   Zero-Coupon U.S. Government Securities.  The Funds may buy zero-coupon
U.S. government securities. These will typically be U.S. Treasury Notes and
Bonds that have been stripped of their unmatured interest coupons, the coupons themselves, or certificates representing interests in those stripped debt obligations and coupons.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  The discount typically decreases as the maturity date approaches.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      A Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

           |_|  Special Risks of Lower-Grade Securities. Because lower-grade securities tend to offer higher yields than investment grade securities, a
Fund may invest in lower grade securities if the Manager is trying to achieve greater income (and, in some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for a Fund's portfolio).

      Some of the special credit risks of lower-grade securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the
Prospectus and in this Statement of Additional Information.

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or
Fitch are investment-grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics.  Definitions of the debt security ratings categories of
Moody's, Standard & Poor's and Fitch are included in Appendix A to this
Statement of Additional Information.

o     Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

      Fluctuations in the market value of fixed-income securities after the
Funds buy them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Funds' net asset values will be affected by those fluctuations.

      |X|  Floating Rate and Variable Rate Obligations.  Some securities the
Funds can purchase have variable or floating interest rates.  Variable rates are adjusted at stated periodic intervals.  Variable rate obligations can have a demand feature that allows the Funds to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate demand note is adjusted automatically according to a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard.  The instrument's rate is adjusted automatically each time the base rate is adjusted. The interest rate on a variable rate note is also based on a stated
prevailing market rate but is adjusted automatically at specified intervals of not less than one year.  Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Funds' quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally, the issuer must provide a specified number of days' notice to the holder.

      |X| Asset-Backed Securities.  Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans.  They are issued by trusts or special-purpose corporations.  They are similar to mortgage-backed securities, described below, and are backed by a pool of assets that consist of obligations of individual borrowers.  The income from the pool is passed through to the holders of participation interest in the pools.  The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due.  However, the enhancement, if any, might not be for the full par value of the security.  If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, that Fund could suffer losses on its investment or delays in receiving payment.

      The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted.  The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers.  As a purchaser of an asset-backed security, a
Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described below. Unlike mortgage-backed securities, asset-backed securities typically do not have the benefit of a security interest in the underlying collateral.

      |X|  Mortgage-Related Securities.  Mortgage-related securities (also referred to as mortgage-backed securities) are a form of derivative investment collateralized by pools of commercial or residential mortgages.
Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real-estate related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk
(depending on the nature of the issuer). Privately issued mortgage-related securities have some credit risk, as the underlying mortgage may not fully collateralize the obligation and full payment of them is not guaranteed.
Both types of mortgage-related securities are subject to interest rate risks and prepayment risks, as described in the Prospectuses.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Fixed Income Funds and Value Fund/VA can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

      Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of that Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium that Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, that Fund may fail to recoup its initial investment on the security.

      During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in responses to changes in interest rates. If the prepayments on a Fund's mortgage-related securities were to decrease broadly, that Fund's effective duration, and therefore its sensitivity to interest rate changes, would increase.

      As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them. Their values may also be affected by changes in government regulations and tax policies.

|_|   Forward Rolls.  The Funds can enter into "forward roll" transactions with respect to mortgage-related securities (also referred to as "mortgage dollar rolls").  In this type of transaction, a Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity)
at a later date at a set price.  The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold.  Proceeds from the sale are invested in short-term instruments, such as repurchase agreements.  The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to a Fund in excess of the yield on the securities that have been sold.

      The Funds will only enter into "covered" rolls.  To assure its future payment of the purchase price, the Funds will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

      These transactions have risks. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold.  It is possible that the market value of the securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities.

           |_|  Collateralized Mortgage Obligations. CMOs are multi-class
bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:
(1)   pass-through certificates issued or guaranteed by Ginnie Mae, Fannie
           Mae, or Freddie Mac,
(2)   unsecuritized mortgage loans insured by the Federal Housing
           Administration or guaranteed by the Department of Veterans'
           Affairs,
(3)   unsecuritized conventional mortgages,
(4)   other mortgage-related securities, or
(5)   any combination of these.

      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index.
These are floating rate CMOs, and typically have a cap on the coupon rate.
Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

      |X|  Foreign Securities. The Equity Funds and the Fixed Income Funds may
invest in foreign securities, and Global Securities Fund/VA expects to have substantial investments in foreign securities. These include equity securities issued by foreign companies and debt securities issued or guaranteed by foreign companies or governments, including supra-national entities.  "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S.
government or by foreign supra-national entities. They also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets. Value
Fund/VA can purchase up to 25% of its total assets in certain equity and debt securities issued or guaranteed by foreign companies or of foreign governments or their agencies and as stated in the Prospectus, the Fund does not concentrate 25% or more of its total assets in the securities of any one foreign government.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of a Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Because the Funds may purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S.
dollar will result in a change in the amount of income the Funds have available for distribution.  Because a portion of the Funds' investment income may be received in foreign currencies, the Funds will be required to compute their income in U.S. dollars for distribution to shareholders, and therefore the Funds will absorb the cost of currency fluctuations.  After the
Funds have distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers.  They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets.  The Funds will hold foreign currency only in connection with the purchase or sale of foreign securities.

           |_|  Foreign Debt Obligations. The debt obligations of foreign
governments and entities may or may not be supported by the full faith and credit of the foreign government. The Fixed Income Funds may buy securities issued by certain supra-national entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and
Development (commonly called the "World Bank"), the Asian Development bank and the Inter-American Development Bank.

      The governmental members of these supra-national entities are
"stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings.  A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income.  There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

      The Fixed Income Funds can invest in U.S. dollar-denominated "Brady
Bonds."  These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds.  They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds.  Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity.
Those uncollateralized amounts constitute what is called the "residual risk."

      If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S.
Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds.  The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds.  The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady
Bonds in the normal course.  Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.

           |_| Risks of Foreign Investing.  Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
        U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, currency devaluation, political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

           In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

           |_|  Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in
Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Manager will consider these factors when evaluating securities in these markets, because the selection of those securities must be consistent with the Fund's goal of preservation of principal.

      The Funds, except for Value Fund/VA, intend to invest less than 5% of their total assets in securities of issuers of Eastern European countries.
The social, political and economic reforms in most Eastern European countries are still in their early stages, and there can be no assurance that these reforms will continue. Eastern European countries in many cases do not have a sophisticated or well-established capital market structure for the sale and trading of securities.  Participation in the investment markets in some of those countries may be available initially or solely through investment in joint ventures, state enterprises, private placements, unlisted securities or other similar illiquid investment vehicles.

      In addition, although investment opportunities may exist in Eastern
European countries, any change in the leadership or policies of the governments of those countries, or changes in the leadership or policies of any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring. As a result investment opportunities which may currently exist may be threatened.

      The prior authoritarian governments of a number of the Eastern European countries previously expropriated large amounts of real and personal property, which may include property which will be represented by or held by entities issuing the securities a Fund might wish to purchase.  In many cases, the claims of the prior property owners against those governments were never finally settled.  There can be no assurance that any property represented by or held by entities issuing securities purchased by a Fund will not also be expropriated, nationalized, or confiscated.  If that property were confiscated, a Fund could lose a substantial portion of its investments in such countries.  A Fund's investments could also be adversely affected by exchange control regulations imposed in any of those countries.

      |X|  Portfolio Turnover.  "Portfolio turnover" describes the rates at which the Funds traded their portfolio securities during their last fiscal year.  For example, if a Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Funds' portfolio turnover rates will fluctuate from year to year, and any of the Funds may have portfolio turnover rates of more than 100% annually.

Other Investment Techniques and Strategies. In seeking their respective objectives, the Funds may from time to time use the types of investment strategies and investments described below. They are not required to use all of these strategies at all times, and at times may not use them.

      |X|  Investing in Small, Unseasoned Companies. The Funds may invest in securities of small, unseasoned companies, subject to limits (if any) stated
in that Fund's Prospectus.  These are companies that have been in operation for less than three years, including the operations of any predecessors.
Securities of these companies may be subject to volatility in their prices.
They may have a limited trading market or no trading market, which may adversely affect the Funds' ability to value them or to dispose of them and can reduce the price the Funds might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Funds are attempting to dispose of their holdings of that security. In that case, a
Fund might receive a lower price for its holdings than might otherwise be obtained.

      |X|  When-Issued and Delayed-Delivery Transactions (All Portfolios).
The Funds may invest in securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" or "forward commitment" basis.
When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Funds. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to that portfolio from the investment.  No income begins to accrue to the Funds on a when-issued security until the Funds receive the security at settlement of the trade.

      The Funds will engage in when-issued transactions to secure what the
Manager considers to be an advantageous price and yield at the time of entering into the obligation. When a Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause that Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

      When a Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage.  Although a Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery against a forward commitment, it may incur a gain or loss.

      At the time a Fund makes the commitment to purchase or sell a security on a when-issued or delayed delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining that
Fund's net asset value.  In a sale transaction, it records the proceeds to be received. That Fund will identify on its books liquid assets at least equal in value to the value of that Fund's purchase commitments until that Fund pays for the investment.

      When-issued and delayed-delivery transactions can be used by the Funds as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

      |X| Zero-Coupon Securities. The Fixed Income Funds may buy zero-coupon and delayed interest securities, and "stripped" securities of foreign government issuers, which may or may not be backed by the "full faith and credit" of the issuing foreign government, and of domestic and foreign corporations.  The Fixed Income Funds and Value Fund/VA may also buy zero-coupon and "stripped" U.S. government securities. Zero-coupon securities issued by foreign governments and by corporations will be subject to greater credit risks than U.S. government zero-coupon securities.

      |X|  "Stripped" Mortgage-Related Securities. The Fixed Income Funds and
Value Fund/VA can invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

      Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass-through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages.  If the underlying mortgages experience greater than anticipated prepayments of principal, that Fund might not fully recoup its investment in an I/O based on those assets.  If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

      |X| Repurchase Agreements. The Funds may acquire securities subject to repurchase agreements.  They may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

      In a repurchase transaction, the Funds buy a security from, and simultaneously resell it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities.  They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to each Fund's limit on holding illiquid investments. No Fund will enter into a repurchase agreement that causes more than 15% of its net assets
(for Value Fund/VA and Money Fund/VA, 10%) to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less for defensive purposes.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 ("Investment Company Act"), are collateralized by the underlying security.  The Funds' repurchase agreements require that at all times while the repurchase agreements are in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Funds may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The
Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Funds, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are collateral for repurchase agreements are financial assets subject to the
Fund's entitlement orders through its securities account at its custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|  Illiquid and Restricted Securities.  Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Funds' investments. To enable a
Fund to sell its holdings of a restricted security not registered under the
Securities Act of 1933, that Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When a Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. That Fund would bear the risks of any downward price fluctuation during that period.

      The Funds may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit a Fund's ability to dispose of the securities and might lower the amount a Fund could realize upon the sale.

      The Funds have limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, the Funds' holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X|  Forward Rolls.  The Funds can enter into "forward roll"
transactions with respect to mortgage related securities.  In this type of transaction, the Funds sell a mortgage related security to a buyer and simultaneously agree to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price.  The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Funds in excess of the yield on the securities that have been sold.

      The Funds will only enter into "covered" rolls.  To assure their future payment of the purchase price, the Funds will identify as segregated on their respective books liquid assets in an amount equal to their respective payment obligations under the roll.

      These transactions have risks. During the period between the sale and the repurchase, the Funds will not be entitled to receive interest and principal payments on the securities that have been sold.  It is possible that the market value of the securities the Funds sell may decline below the price at which the Funds are obligated to repurchase securities.

      |X| Loans of Portfolio Securities.  To raise cash for liquidity purposes or income, the Funds can lend their portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of
Trustees. Except for Oppenheimer Value Fund/VA, these loans are limited to not more than 10% of the value of that Fund's net assets. The Funds currently do not intend to engage in loans of securities in the coming year, but if they do so, such loans will not likely exceed 5% of that Fund's total
assets.   The Funds may also lend up to 5% of that Fund's net assets to an affiliated fund, for not more than seven days. The restrictions on making loans of portfolio securities do not apply to Oppenheimer Value Fund/VA.

      There are some risks in connection with securities lending.  The Funds might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The
Funds must receive collateral for a loan.  Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, or securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which that Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Funds if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the
Funds.

      When they lend securities, that Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and
(c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower.  That
Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans.  The terms of a Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X|  Borrowing for Leverage. Each Fund has the ability to borrow from banks on an unsecured basis.  Each Fund has undertaken to limit borrowing to
25% of the value of that Fund's net assets, which is further limited to 10%
if borrowing is for a purpose other than to facilitate redemptions.
Investing borrowed funds in portfolio securities is a speculative technique known as "leverage."  The Funds cannot borrow money in excess of 33-1/3% of the value of that Fund's total assets.  The Funds may borrow only from banks and/or affiliated investment companies.  With respect to this fundamental policy, the Funds can borrow only  if they maintain a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company
Act. If the value of that Fund's assets fails to meet this 300% asset coverage requirement, that Fund will reduce its bank debt within three days to meet the requirement.  To do so, that Fund might have to sell a portion of its investments at a disadvantageous time.

      A Fund will pay interest on these loans, and that interest expense will raise the overall expenses of that Fund and reduce its returns.  If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage.  Additionally, that Fund's net asset values per share might fluctuate more than that of funds that do not borrow.  Currently, the Funds do not contemplate using this technique in the next year but if they do so, it will not likely be to a substantial degree.

      |X|  Derivatives.  The Funds can invest in a variety of derivative investments for hedging purposes. Some derivative investments the Funds can use are the hedging instruments described below in this Statement of
Additional Information.  The Equity Funds do not use, and do not currently contemplate using, derivatives or hedging instruments to a significant degree in the coming year and they are not obligated to use them in seeking their objectives.

      Other derivative investments the Fixed Income Funds can invest in include "index-linked" notes. Principal and/or interest payments on these notes depend on the performance of an underlying index.  Currency-indexed securities are another derivative these Funds may use.  Typically, these are short-term or intermediate-term debt securities.  Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index.  In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements.  This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments the Fixed Income Funds can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities"
of an issuer.  At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity.  Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

      |X| Hedging.  Although the Funds can use hedging instruments, they are not obligated to use them in seeking their objective. To attempt to protect against declines in the market value of the Funds' portfolio, to permit the
Funds to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Funds could:

        sell futures contracts,
        buy puts on such futures or on securities, or

        write covered calls on securities or futures.  Covered calls may also be used to increase the Funds' income, but the Manager does not expect to engage extensively in that practice.

      The Funds can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities.  In that case the Funds would normally seek to purchase the securities and then terminate that hedging position.  The Funds might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the
Funds could:
        buy futures, or
        buy calls on such futures or on securities.

      The Funds' strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market.  The particular hedging instruments the Funds can use are described below.  The
Funds may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Funds'
investment objective and are permissible under applicable regulations governing the Funds.

      |_|  Futures.  The Funds can buy and sell futures contracts that relate to (1) broadly-based stock indices (these are referred to as "stock index futures"), (2) bond indices (these are referred to as "bond index futures"),
(3) debt securities (these are referred to as "interest rate futures"), (4)
foreign currencies (these are referred to as "forward contracts") and (5)
commodity futures.

      A broadly-based stock index is used as the basis for trading stock index futures.  They may in some cases be based on stocks of issuers in a particular industry or group of industries.  A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks.  A stock index cannot be purchased or sold directly.  Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index.  These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction.  There is no delivery made of the underlying securities to settle the futures obligation.  Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

      No money is paid or received by the Funds on the purchase or sale of a future.  Upon entering into a futures transaction, the Funds will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker").  Initial margin payments will be deposited with the
Funds' custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions.  As the future is marked to market (that is, its value on that Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Funds may elect to close out their position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to that Fund.  Any loss or gain on the future is then realized by that Fund for tax purposes.  All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      |_| Put and Call Options.  The Funds can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Funds can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

           |_|  Writing Covered Call Options.  The Funds can write (that is, sell) covered calls. If a Fund sells a call option, it must be covered.  That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable that Fund to satisfy its obligations if the call is exercised.  Up to 100% of a Fund's total assets may be subject to calls that Fund writes.

      When a Fund writes a call on a security, it receives cash (a premium).
That Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period.
The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security.  That Fund shares the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by
the premium the Fund receives.  If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When a Fund writes a call on an index, it receives cash (a premium).  If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

      The Funds' custodian bank, or a securities depository acting for the custodian bank, will act as the Funds' escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Funds have written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.  OCC will release the securities on the expiration of the option or when the Funds enter into a closing transaction.

      When a Fund writes an over-the-counter ("OTC") option, that Fund will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money").  When a Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, a Fund may purchase a corresponding call in a  "closing purchase transaction."  A Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction.  That Fund may realize a profit if the call expires unexercised, because that Fund will retain the underlying security and the premium it received when it wrote the call.  Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by a Fund they are taxable as ordinary income.  If a Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      A Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract.  To do so, at the time the call is written, that Fund must cover the call by identifying an equivalent dollar amount of liquid assets on its books.  The Fund will identify additional liquid assets if the value of the identified assets drops below 100% of the current value of the future.  Because of this requirement, in no circumstances would that Fund's receipt of an exercise notice as to that future require that Fund to deliver a futures contract. It would simply put that Fund in a short futures position, which is permitted by the Funds'
hedging policies.

           |_| Writing Put Options.  Each Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.  The Funds will not write puts if, as a result, more than
50% of the Fund's net assets would be required to be identified on its books to cover such put options.

      If a Fund writes a put, the put must be covered by identifying liquid assets on its books. The premium the Funds receive from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put.  However, that Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.  If a put a Fund has written expires unexercised, that Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is exercised, that
Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time.  In that case, that Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security, that Fund will identify on its books liquid assets with a value equal to or greater than the exercise price of the underlying securities.  That Fund therefore forgoes the opportunity of investing the assets identified on its books or writing calls against those assets.

      As long as a Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require that Fund to take delivery of the underlying security and pay the exercise price.  No Fund has control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.  That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, that Fund effects a closing purchase transaction by purchasing a put of the same series as it sold.  Once a Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      A Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit that Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. A
Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.  Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by a Fund, is taxable as ordinary income.

|_|   Purchasing Calls and Puts.  Each Fund can purchase calls to protect against the possibility that its portfolio will not participate in an anticipated rise in the securities market.  When a Fund buys a call
        (other than in a closing purchase transaction), it pays a premium.
        That Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  A Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call.  If a Fund does not exercise the call or sell it
        (whether or not at a|_| profit), the call will become worthless at its
expiration date.  In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      A Fund can buy puts whether or not it holds the underlying investment in its portfolio.  When a Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.  Buying a put on securities or futures a Fund owns enables that Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put.  If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date.  In that case the Fund will have paid the premium but lost the right to sell the underlying investment.  However, the Fund may sell the put prior to its expiration.
That sale may or may not be at a profit.

      Buying a put on an investment a Fund does not own (such as an index of future) permits a Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When a Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund.  A gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

      A Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

           |_|  Buying and Selling Options on Foreign Currencies.  A Fund can
buy and sell calls and puts on foreign currencies.  They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options.  A Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency.  If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to a Fund's position.
That Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if that Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      A Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option.  That decline might be one that occurs due to an expected adverse change in the exchange rate.  This is known as a
"cross-hedging" strategy.  In those circumstances, the Fund covers the option by identifying on its books liquid assets in an amount equal to the exercise price of the option.

      |_| Risks of Hedging with Options and Futures.  The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a Fund's return. A Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      A Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause a Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by a Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within a Fund's control, holding a put might cause that Fund to sell the related investments for reasons that would not exist in the absence of the put.

      A Fund could pay a brokerage commission each time it buys or sells a call, a put or an underlying investment in connection with the exercise of a call or put.  Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.
Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund's net asset values being more sensitive to changes in the value of the underlying investment.

      If a covered call written by a Fund is exercised on an investment that has increased in value, that Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.  A Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of a Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of that Fund's securities.  For example, it is possible that while a Fund has used a hedging instrument in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instrument and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instrument is based.

      The risk of imperfect correlation increases as the composition of a
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, a Fund may use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged are more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      A Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when a Fund does so the market might decline.  If that Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

      |_|  Forward Contracts.  Forward contracts are foreign currency exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed price.  A Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency.  A Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency.  A Fund may also use "cross-hedging" where it hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date.  That date may be any fixed number of days from the date of the contract agreed upon by the parties.  The transaction price is set at the time the contract is entered into.  These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Funds may use forward contracts to protect against uncertainty in the level of future exchange rates.  The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance.  Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, that Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      A Fund could also use forward contracts to lock in the U.S. dollar value of a portfolio position.  This is called a "position hedge."  When a Fund believes that foreign currency might suffer a substantial decline against the
U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency.  When a Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount.  Alternatively, a Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.  That is referred to as a "cross hedge."

      A Fund will cover its short position in these cases by identifying to its custodian bank assets having a value equal to the aggregate amount of the
Fund's commitment under forward contracts. No Fund will enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate a Fund to deliver an amount of foreign currency in excess of the value of that Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold.  In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash)
market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner might reduce a Fund's performance if there are unanticipated changes in currency prices to a greater degree than if a Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring a Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative a Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract a Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, a Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved.  Because these contracts are not traded on an exchange, a Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis.  Funds may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer might offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

|X|   Interest Rate Swap Transactions.  Value Fund/VA can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Fund can enter into swaps only on securities that it owns. Also, the Fund will identify on its books liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement.  If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party.  Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

|X|   Credit Derivatives. The Fixed-Income Funds and Multiple Strategies/VA
may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default.  Unfunded and funded credit default swaps may be on a single security, or on a basket of securities. These Funds pay a fee to enter into the swap and receives a fixed payment during the life of the swap.  These Funds may take a short position in the credit default swap (also known as "buying credit protection"), or may take a long position in the credit default swap note
(also known as "selling credit protection").

      These Funds would take a short position in a credit default swap (the
"unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers.  If the short credit default swap is against a corporate issue, these Funds must own that corporate issue. However, if the short credit default swap is against sovereign debt, these Funds may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Manager determines is closely correlated as an inexact bona fide hedge.

      If these Funds take a short position in the credit default swap, if there is a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), these Funds will deliver the defaulted bonds and the swap counterparty will pay the par amount of the bonds.  An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation.  If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      Taking a long position in the credit default swap note (i.e., purchasing the "funded swap") would increase a Fund's exposure to specific high yield corporate issuers.  The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants, and market capitalization.

      If a Fund takes a long position in the credit default swap note, if there is a credit event the Fund will pay the par amount of the bonds and the
swap counterparty will deliver the bonds.   If the swap is on a basket of
securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      These Funds will invest no more than 25 % of their total assets in
"unfunded" credit default swaps.

      These Funds will limit their investments in "funded" credit default swap notes to no more than 10% of its total assets.

      Other risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively).

      |_| Regulatory Aspects of Hedging Instruments.  When using futures and options on futures, the Funds are required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC").  In particular, a
Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC.  The Rule does not limit the percentage of a Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position.  However, under the Rule, a Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Funds' net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule.

      Transactions in options by a Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that a Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as that Fund (or an advisor that is an affiliate of the Funds' advisor).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when a Fund purchases a future, it must identify as segregated on its records liquid assets in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

      |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts are treated as "Section 1256 contracts" under the Internal
Revenue Code.  In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code.  However, foreign currency gains or losses arising from
Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss.  In addition, Section 1256 contracts held by the
Funds at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized.  These contracts also may be marked-to-market for other purposes under rules prescribed pursuant to the Internal Revenue Code.  An election can be made by a Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts a Fund enters into may result in "straddles"
for federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses) recognized by that Fund on straddle positions.  Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle.
Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)   gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities, and
(2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of a Fund's investment income available for distribution to its shareholders.

      |X|  Temporary Defensive and Interim Investments.  When market
conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks or bonds, the Funds can invest in a variety of debt securities for defensive purposes. The Funds can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of
Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Funds can buy:
o     obligations issued or guaranteed by the U. S. government or its instrumentalities or agencies,
o     commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the three top rating categories of a nationally recognized rating organization,
      o    short-term debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's or at least BBB by Standard &
           Poor's or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
o     certificates of deposit and bankers' acceptances of domestic and foreign banks  having total assets in excess of $1 billion, and
o     repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

|X|   Investment in Other Investment Companies. The Funds (except Money
Fund/VA) can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments.  For example, a Fund can invest in
Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  A Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when a Fund may not be able to buy those portfolio securities directly.

Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Funds do not intend to invest in other investment companies unless the
Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, a Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The
Funds do not anticipate investing a substantial amount of its net assets in shares of other investment companies.

Money Fund/VA Investment Policies.  Under Rule 2a-7, Money Fund/VA may
purchase only "Eligible Securities," as defined below, that the Manger, under procedures approved by the Trust's Board of Trustees, has determined have minimal credit risk.  An "Eligible Security" is (a) a security that has received a rating in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations" as defined in Rule 2a-7 ("Rating Organizations"), or, if only one Rating Organization has rated that security, by that Rating Organization (the "Rating
Requirements"), (b) a security that is guaranteed, and either that guarantee or the party providing that guarantee meets the Rating Requirements, or (c)
an unrated security that is either issued by an issuer having another similar security that meets the Rating Requirements, or is judged by the Manager to be of comparable quality to investments that meet the Rating Requirements.
Rule 2a-7 permits Money Fund/VA to purchase "First Tier Securities," which are Eligible Securities rated in the highest category for short-term debt obligations by at least two Rating Organizations, or, if only one Rating
Organization has rated a particular security, by that Rating Organization, or comparable unrated securities.  The Fund can also buy "Second Tier
Securities," which are Eligible Securities that are not First Tier securities.

      If a security's rating is downgraded, the Manager and/or the Board may have to reassess the security's credit risk.  If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present "minimal credit risk."  If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier
Security or rated an unrated security below its second highest rating category, the Trust's Board of Trustees shall promptly reassess whether the security presents minimal credit risk and whether it is in Money Fund/VA's best interests to dispose of it.

      If Money Fund/VA disposes of the security within five days of the
Manager learning of the downgrade, the Manager will provide the Board with subsequent notice of such downgrade.  If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine if disposal of the security would be in Money Fund/VA's best interests.

      The Rating Organizations currently designated as such by the Securities and Exchange Commission ("SEC") are Standard & Poor's, Moody's and Fitch.
See Appendix A to this Statement of Additional Information for a description of the rating categories of the Rating Organizations.

      o    Certificates of Deposit and Commercial Paper.  Money Fund/VA may
        invest in certificates of deposit of up to $100,000 of a domestic bank if such certificates of deposit are fully insured as to principal by the Federal Deposit Insurance Corporation.  For purposes of this section, the term "bank" includes commercial banks, savings banks, and savings and loan associations and the term "foreign bank" includes foreign branches of U.S. banks (issuers of "Eurodollar" instruments),
        U.S. branches and agencies of foreign banks (issuers of "Yankee dollar" instruments) and foreign branches of foreign banks.  Money
        Fund/VA also may purchase obligations issued by other entities if they are: (i) guaranteed as to principal and interest by a bank or corporation whose certificates of deposit or commercial paper may otherwise be purchased by Money Fund/VA, or (ii) subject to repurchase agreements (explained in the prospectus), if the collateral for the agreement complies with Rule 2a-7.

o     Bank Loan Participation Agreements.  Money Fund/VA may invest in bank loan participation agreements, although such investments have not been a principal investment strategy.  They provide the Fund with an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan.  In evaluating the risk of these investments, the Fund looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan.

o     Time Deposits.  Money Fund/VA may invest in fixed time deposits, which are non-negotiable deposits in a bank for a specified period of time at a stated interest rate, whether or not subject to withdrawal penalties; however, such deposits which are subject to such penalties, other than deposits maturing in less than seven days, are subject to the 10% limitation applicable to illiquid securities purchased by
        Money Fund/VA.

o     Floating Rate/Variable Rate Notes.  Money Fund/VA may invest in instruments with floating or variable interest rates.  The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury
        Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard, and is adjusted automatically each time such market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of no less than one year.  Some variable rate or floating rate obligations in which Money
        Fund/VA may invest have a demand feature entitling the holder to demand payment at an amount approximately equal to the principal amount thereof plus accrued interest at any time, or at specified intervals not exceeding one year.  These notes may or may not be backed by bank letters of credit. The interest rates on these notes fluctuate from time to time. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.
        As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

o     Master Demand Notes.  Master demand notes are corporate obligations that permit the investment of fluctuating amounts by Money Fund/VA at varying rates of interest pursuant to direct arrangements between
        Money Fund/VA, as lender, and the corporate borrower that issues the note.  These notes permit daily changes in the amounts borrowed.
        Money Fund/VA has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note at any time without penalty. It is not generally contemplated that master demand notes will be traded because they are direct lending arrangements between the lender and the borrower.  There is no secondary market for these notes, although they are redeemable and thus immediately repayable by the borrower at face value, plus accrued interest, at any time.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements,
        Money Fund/VA's right to redeem is dependent upon the ability of the borrower to pay principal and interest on demand.  In evaluating the master demand arrangements, the Manager considers the earning power, cash flow, and other liquidity ratios of the issuer. If they are not rated by Rating Organizations, Money Fund/VA may invest in them only if, at the time of an investment, they are Eligible Securities.  The
        Manager will continuously monitor the borrower's financial ability to meet all of its obligations because Money Fund/VA's liquidity might be impaired if the borrower were unable to pay principal and interest on demand.  There is no limit on the amount of the Money Fund/VA's assets that may be invested in floating rate and variable rate obligations.
        Floating rate or variable rate obligations which do not provide for recovery of principal and interest within seven days' notice will be subject to the 10% limitation applicable to illiquid securities purchased by Money Fund/VA.

Investment Restrictions. In addition to having a number of investment policies and restrictions identified in the Prospectuses or elsewhere as
"fundamental policies," the Funds have other investment restrictions that are fundamental policies, described below.

      |X|  What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
        67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.

      The Funds' investment objectives are fundamental policies. Other policies described in the Prospectuses or this Statement of Additional
Information are "fundamental" only if they are identified as such. The Funds'
Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectuses or this Statement of
Additional Information, as appropriate. The Funds' most significant investment policies are described in the Prospectus.

      |X| Do the Funds Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Funds.

      No Fund can buy securities issued or guaranteed by any one issuer if (i)
        more than 5% of its total assets would be invested in securities of that issuer or (ii) it would then own more than 10% of that issuer's voting securities, or (iii) it would then own more than 10% in principal amount of that issuer's outstanding debt securities.  The restriction on debt securities does not apply to Strategic Bond
        Fund/VA.  All of the restrictions apply only to 75% of each Fund's total assets. The limits do not apply to securities issued by the U.S.
        government or any of its agencies or instrumentalities, or securities of other investment companies.

The Funds (except Value Fund/VA) cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an interfund lending program with
other affiliated funds, and (d) through repurchase o     agreements. Value
        Fund/VA cannot make loans, except to the extent permitted under the
        Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      The Funds cannot concentrate investments. That means they cannot invest
        25% or more of their total assets in companies in any one industry.
        Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.  This policy does not limit investments by Money
        Fund/VA in obligations issued by banks.

      The Funds (except Value Fund/VA) cannot buy or sell real estate or interests in real estate. However, the Funds can purchase debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, which invest in real estate or
interests in real estate. o    Value Fund/VA cannot invest in real estate or
        in interests in real estate.  However, the Fund can purchase securities of issuers holding real estate or interests in real estate
        (including securities of real estate investment trusts) if permitted by its other investment policies.

      The Funds cannot underwrite securities of other companies. A permitted exception is in case a Fund is deemed to be an underwriter under the
        Securities Act of 1933 when reselling any securities held in its own portfolio.

The Funds (except Value Fund/VA) cannot invest in commodities or commodity contracts, other than the hedging instruments permitted by any of its other fundamental policies. It does not matter whether the hedging instrument is
considered to be a commodity or commodity o    contract. Value Fund/VA cannot
        invest in physical commodities or commodities contracts.  However, the
        Fund can invest in hedging instruments permitted by any of its other investment policies, and can buy or sell options, futures, securities or other instruments backed by, or the investment return from which is linked to, changes in the price of physical commodities, commodity contracts or currencies.

      The Funds cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Funds are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.  Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      The Funds (except Value Fund/VA) cannot borrow money in excess of
33-1/3% of the value of that Fund's total assets.  The Funds may borrow only from banks and/or affiliated investment companies.  With respect to this fundamental policy, the Funds can borrow only if they maintain a 300% ratio of assets to borrowings at all times in the manner set forth in the
Investment Company o Act.  Value Fund/VA may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Funds' policy not to concentrate its investments as described above, Money Fund/VA and all other Funds have adopted the industry classifications set forth in Appendix B and Appendix C, respectively, to this
Statement of Additional Information.  This is not a fundamental policy.

      Value Fund/VA has also adopted the following non-fundamental policy: The
Fund cannot invest in securities of other investment companies, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

How the Funds Are Managed

Organization and History.  Each Fund is an investment portfolio, or "series"
of Oppenheimer Variable Account Funds (the "Trust"), a multi-series open-end diversified management investment company organized as a Massachusetts business trust that presently includes 11 series. Money Fund/VA, Bond Fund/VA and Capital Appreciation Fund/VA were all organized in 1983, High Income
Fund/VA, Aggressive Growth Fund/VA and Multiple Strategies Fund/VA, were all organized in 1986, Global Securities Fund/VA was organized in 1990, Strategic
Bond Fund/VA was organized in 1993, Main Street(R)Growth & Income Fund/VA was organized in 1995, Main Street(R)Small Cap Fund/VA was organized in 1998 and
Value Fund/ VA was organized in 2002. Prior to May 1, 2001, Oppenheimer Main
Street(R)Small Cap Fund was named "Oppenheimer Small Cap Growth Fund." The suffix "VA" was added to each Fund's name on May 1, 1999. Prior to that date,
Oppenheimer Capital Appreciation Fund/VA was named "Oppenheimer Growth Fund,"
and Oppenheimer Main Street(R)Growth & Income Fund/VA was named "Oppenheimer
Growth & Income Fund."  Prior to May 1, 1998, Oppenheimer Aggressive Growth
Fund/VA was named "Oppenheimer Capital Appreciation Fund."  All references to the Fund's Board of Trustees and Officers refer to the Trustees and Officers, respectively, of Oppenheimer Variable Account Funds.

      Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares.  The Trustees may reclassify unissued shares of a Fund into additional series or classes of shares.  The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted by proxy at shareholder meetings.

      The Funds currently have two classes of shares authorized.  All Funds offer a class of shares with no name designation. As of December 31, 2001, all Funds except Money Fund/VA, Bond Fund/VA and Multiple Strategies Fund/VA
also offered a service share class, subject to a Distribution and Service
Plan.  Value Fund/VA currently only offers the class of shares with no name designation.  Multiple Strategies Fund/VA and Bond Fund/VA are expected to commence doing so during 2002. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable under the terms of the insurance product, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of a Fund represents an interest proportionately equal to the interest of each other share of the same class of that Fund.

      Meetings of Shareholders.  The Trust is a Massachusetts business trust, and the Funds are not required to hold, and do not plan to hold, regular annual meetings of shareholders. The Funds will hold meetings when required to do so by the Investment Company Act or other applicable law. They will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Funds, to remove a Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Funds' shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Funds valued at $25,000 or more or constituting at least 1% of the Funds' outstanding shares, whichever is less.
The Trustees may also take other action as permitted by the Investment
Company Act.

      Shareholder and Trustee Liability.  The Trust's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability and states that all persons extending credit to, doing business with, contracting with or having or asserting any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series for payment, and neither the shareholders nor the Trustees, nor any of their agents, whether past, present or future, shall be personally liable for the obligations of the Trust.  The
Declaration of Trust also states that any shareholder or former shareholder who is held personally liable for the obligations of the Trust solely by reason of his being or having been a shareholder shall be indemnified by the
Trust against all losses and expenses arising from such liability.  Upon request, the Trust shall assume the defense of any such claim and satisfy any judgment on the claim.  Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a shareholder will incur any financial loss from being held to be a "partner" of the Trust is limited to the relatively remote circumstances in which the appropriate Fund would be unable to meet its obligations.

      The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Funds) agrees under its
Declaration of Trust to look solely to the assets of the Funds for satisfaction of any claim or demand that may arise out of any dealings with the Funds. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

      Board of Trustees and Oversight Committees. The Funds are governed by a
Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Funds' activities, review their performance, and review the actions of the Manager.  Although the Funds will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust.

      The Board of Trustees has an Audit Committee and a Review Committee.
The members of the Audit Committee are Edward L. Cameron (Chairman), William
L. Armstrong, George C. Bowen and Robert J. Malone.  The Audit Committee held six meetings during the fiscal year ended December 31, 2001. The Audit
Committee furnishes the Board with recommendations regarding the selection of the Fund's independent auditors. Other main functions of the Audit Committee include, but are not limited to: (i) reviewing the scope and results of audits and the audit fees charged; (ii) reviewing reports from the Fund's independent auditors regarding the Fund's internal accounting procedures and controls; and (iii) establishing a separate line of communication between the
Fund's independent auditors and its independent Trustees.

      The Audit Committee's functions include selecting and nominating to the full Board, Independent nominees for election as Independent Trustees. The
Audit Committee may, but need not consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.
To date, the Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the
Committee in care of the Funds. The Committee may consider such persons at such time as it meets to consider possible nominees.  The Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders and when it meets for the purpose of considering potential nominees.

        The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Sam Freedman, Beverly Hamilton and F. William Marshall, Jr.
The Review Committee held six meetings during the fiscal year ended December
31, 2001. Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the services provided to the Fund by the transfer agent.
The Review Committee also reviews the Fund's investment performance and policies and procedures adopted by the Fund to comply with Investment Company
Act and other applicable law.

|X|   Trustees and Officers of the Funds. Except for Mr. Murphy, each of the
Trustees is an independent trustee of the Funds ("Independent Trustee"). Mr.
Murphy is an "Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a Trustee of the Funds with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a trustee of the Funds and the other Board II Funds (defined below) for which he is a trustee or director.

      The Funds' Trustees and officers and their positions held with the Funds and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Funds as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are also trustees or directors of the following
Oppenheimer funds (except for Ms. Hamilton and Mr. Malone, who are not
Trustees of Oppenheimer Senior Floating Rate Fund and Mr. Murphy is not
a Trustee or Managing General Partner of any of the Centennial Funds)
(referred to as "Board II Funds"):

Oppenheimer Cash Reserves           Oppenheimer Select Managers
                                    Oppenheimer    Senior   Floating
Oppenheimer Champion Income Fund    Rate Fund
                                    Oppenheimer   Strategic   Income
Oppenheimer Capital Income Fund     Fund
                                    Oppenheimer  Total  Return Fund,
Oppenheimer High Yield Fund         Inc.
                                    Oppenheimer   Variable   Account
Oppenheimer International Bond Fund Funds

Oppenheimer Integrity Funds         Panorama Series Fund, Inc.
Oppenheimer            Limited-Term
Government Fund                     Centennial America Fund, L. P.
Oppenheimer  Main Street(R)Funds, Centennial  California  Tax Exempt
Inc.                             Trust
Oppenheimer     Main     Street(R)
Opportunity Fund                 Centennial Government Trust
Oppenheimer  Main Street(R)Small
Cap Fund                         Centennial Money Market Trust

                                 Centennial  New  York  Tax  Exempt
Oppenheimer Municipal Fund       Trust

Oppenheimer Real Asset Fund(R)   Centennial Tax Exempt Trust

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charges on Class A shares is waived for that group because of the economies of sales efforts realized by the Distributor.

      Messrs. Molleur, Albers, Bartlett, Evans, Levine, Manioudakis, Monoyios,
Negri, Reedy, Rubinstein, Steinmetz, Turner, Wilby, Zavanelli, Zack,
Masterson, Vottiero, and Weiss, and Mses. Feld, Putnam, Switzer, Wolf and
Ives who are officers of the Funds, respectively hold the same offices with one or more of the other Board II Funds as with the Funds. As of March 31,
2001, the Trustees and officers of the Funds, as a group, owned of record or beneficially less than 1% of either class of shares of any of the Funds.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above.
In addition, each Independent Trustee, and his family members, do not own securities of either the Manager or Distributor of the Board II Funds or any
person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

|X|   Affiliated Transactions and Material Business Relationships. In 2000,
Mr. Swain sold 93,000 shares of Oppenheimer Acquisition Company ("OAC") (the
Manager's parent holding company), for a cash payment of $4,278,930.  In
2001, Mr. Swain surrendered for cancellation 60,000 options to MassMutual for a cash payment of $2,700,600.

      Mr. Swain has reported that he sold a residential property to Mr.
Freedman on October 23, 2001 for $1.2 million.  An independent appraisal of the property supported the sale price.

           The address of each Trustee in the chart below is 6803 S. Tucson
Way, Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

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                          Independent Trustees

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Name, Address,  Principal    Occupation(s)   During Dollar  Aggregate
                                                            Dollar
                                                            Range of
                                                            Shares
                                                            Beneficially
                                                            Owned in
                                                    Range   any of
                                                    of      the
Age,            Past    5     Years     /     Other Shares  Oppenheimer
Position(s)     Trusteeships/Directorships  Held by BeneficiFunds
Held with Fund  Trustee / Number of  Portfolios  in Owned   Overseen
and Length of   Fund Complex Currently  Overseen by in the  by
Service         Trustee                              Funds   Trustee

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-------------------------------------------------------------------------

                                                     As of December 31,
                                                            2001

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James C.        Formerly Chief Executive Officer      $0    Over
Swain,          of the Funds (until August 27,
Chairman and    2002), Vice Chairman (until
Trustee, since  January 2, 2002) of the Manager
1984            and President and a director
Age: 68         (until 1997) of Centennial Asset
                Management Corporation (a
                wholly-owned investment advisory
                subsidiary of the Manager).                 $100,000
                Oversees 41 portfolios in the
                OppenheimerFunds complex.

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William L.      Chairman of the following private     $0    $50,001-
Armstrong,      mortgage banking companies: Cherry
Trustee since   Creek Mortgage Company (since
1999            1991), Centennial State Mortgage
Age: 65         Company (since 1994), The El Paso
                Mortgage Company (since 1993),
                Transland Financial Services, Inc.
                (since 1997); Chairman of the
                following private companies: Great
                Frontier Insurance (insurance
                agency) (since 1995) and
                Ambassador Media Corporation
                (since 1984); a director of the
                following public companies:
                Storage Technology Corporation
                (computer equipment company)
                (since 1991), Helmerich & Payne,
                Inc. (oil and gas
                drilling/production company)
                (since 1992), UNUMProvident
                (insurance company) (since 1991).
                Formerly Director of International
                Family Entertainment (television
                channel) (1992-1997) and Natec
                Resources, Inc. (air pollution
                control equipment and services
                company) (1991-1995), Frontier              $100,000
                Real Estate, Inc. (residential
                real estate brokerage)
                (1994-1999), and Frontier Title
                (title insurance agency)
                (1995-June 1999); a U.S. Senator
                (January 1979-January 1991).
                Oversees 41 portfolios in the
                OppenheimerFunds complex.

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Robert G.       Formerly Mr. Avis held the            $0    Over
Avis, Trustee   following positions: Director and
since 1993      President of A.G. Edwards Capital,
Age: 71         Inc. (General Partner of private
                equity funds) (until February
                2001); Chairman, President and
                Chief Executive Officer of A.G.
                Edwards Capital, Inc. (until March
                2000); Vice Chairman and Director
                of A.G. Edwards, Inc. and Vice
                Chairman of A.G. Edwards & Sons,
                Inc. (its brokerage company
                subsidiary) (until March 1999);
                Chairman of A.G. Edwards Trust
                Company and A.G.E. Asset
                Management (investment advisor)
                (until March 1999); and a Director          $100,000
                (until March 2000) of A.G. Edwards
                & Sons and A.G. Edwards Trust
                Company. Oversees 41 portfolios in
                the OppenheimerFunds complex.

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George C.       Formerly (until April 1999) Mr.       $0    Over
Bowen, Trustee  Bowen held the following
since 1999      positions: Senior Vice President
Age: 65         (from September 1987) and
                Treasurer (from March 1985) of the
                Manager; Vice President (from June
                1983) and Treasurer (since March
                1985) of OppenheimerFunds
                Distributor, Inc. (a subsidiary of
                the Manager); Senior Vice
                President (since February 1992),
                Treasurer (since July 1991)
                Assistant Secretary and a director
                (since December 1991) of
                Centennial Asset Management
                Corporation; Vice President (since
                October 1989) and Treasurer (since
                April 1986) of HarbourView Asset
                Management Corporation (an
                investment advisory subsidiary of
                the Manager); President, Treasurer
                and a director (June 1989-January
                1990) of Centennial Capital
                Corporation  (an investment
                advisory subsidiary of the
                Manager); Vice President and
                Treasurer (since August 1978) and
                Secretary (since April 1981) of
                Shareholder Services, Inc. (a
                transfer agent subsidiary of the
                Manager); Vice President,
                Treasurer and Secretary (since
                November 1989) of Shareholder
                Financial Services, Inc. (a
                transfer agent subsidiary of the
                Manager); Assistant Treasurer
                (since March 1998) of Oppenheimer
                Acquisition Corp. (the Manager's
                parent corporation); Treasurer
                (since November 1989) of
                Oppenheimer Partnership Holdings,
                Inc. (a holding company subsidiary
                of the Manager); Vice President
                and Treasurer (since July 1996) of          $100,000
                Oppenheimer Real Asset Management,
                Inc. (an investment advisory
                subsidiary of the Manager); Chief
                Executive Officer and director
                (since March 1996) of MultiSource
                Services, Inc. (a broker-dealer
                subsidiary of the Manager);
                Treasurer (since October 1997) of
                OppenheimerFunds International
                Ltd. and Oppenheimer Millennium
                Funds plc (offshore fund
                management subsidiaries of the
                Manager). Oversees 41 portfolios
                in the OppenheimerFunds complex.

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-------------------------------------------------------------------------

Edward L.       A member of The Life Guard of         $0    $50,001-$100,000
Cameron,        Mount Vernon, George Washington's
Trustee since   home (since June 2000). Formerly
1999            (March 2001 - August 2002)
Age: 63         Director of Genetic ID, Inc. and
                its subsidiaries (a privately held
                biotech company); a partner with
                PricewaterhouseCoopers LLP (from
                1974-1999) (an accounting firm)
                and Chairman (from 1994-1998),
                Price Waterhouse LLP Global
                Investment Management Industry
                Services Group. Oversees 41
                portfolios in the OppenheimerFunds
                complex.

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-------------------------------------------------------------------------

Jon S. Fossel,  Chairman and Director (since 1998)    $0    $50,001-$100,000
Trustee since   of Rocky Mountain Elk Foundation
1990 Age: 60    (a not-for-profit foundation); and
                a director (since October 1999) of
                P.R. Pharmaceuticals (a privately
                held company) and UNUMProvident
                (an insurance company) (since June
                1, 2002). Formerly Chairman and a
                Director (until October 1996) and
                President and Chief Executive
                Officer (until October 1995) of
                the Manager; President, Chief
                Executive Officer and a Director
                of Oppenheimer Acquisition Corp;
                Shareholder Services, Inc. and
                Shareholder Financial Services,
                Inc. (until October 1995).
                Oversees 41 portfolios in the
                OppenheimerFunds complex.

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-------------------------------------------------------------------------

Sam Freedman,   Formerly (until October 1994) Mr.     $0    Over
Trustee since   Freedman held several positions in
1996 Age: 61    subsidiary or affiliated companies
                of the Manager. Oversees 41
                portfolios in the OppenheimerFunds          $100,000
                complex.

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Beverly L.      Trustee (since 1996) of MassMutual  N/A1      N/A1
Hamilton,       Institutional Funds and of MML
Trustee since   Series Investment Fund (open-end
2002            investment companies); Director of
Age: 55         MML Services (since April 1987)
                and America Funds Emerging Markets
                Growth Fund (since October 1991)
                (both are investment companies),
                The California Endowment (a
                philanthropy organization) (since
                April 2002), and Community
                Hospital of Monterey Peninsula,
                (since February 2002); a trustee
                (since February 2000) of Monterey
                International Studies (an
                educational organization), and an
                advisor to Unilever (Holland)'s
                pension fund and to Credit Suisse
                First Boston's Sprout venture
                capital unit. Mrs. Hamilton also
                is a member of the investment
                committees of the Rockefeller
                Foundation, the University of
                Michigan  and Hartford Hospital.
                Formerly, Mrs. Hamilton held the
                following position: President
                (February 1991-April 2000) ARCO
                Investment Management Company.
                Oversees 40 portfolios in the
                OppenheimerFunds complex.

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-------------------------------------------------------------------------

Robert J.       Director (since 2001) of Jones         N/A1      N/A1
Malone,         Knowledge, Inc. (a privately held
Trustee since   company), U.S. Exploration, Inc.,
2002            (since 1997), Colorado UpLIFT (a
Age: 57         non-profit organization) (since
                1986) and a trustee of the
                Gallagher Family Foundation (since
                2000).  Formerly, Mr. Malone held
                the following positions: Chairman
                of U.S. Bank (a subsidiary of U.S.
                Bancorp and formerly Colorado
                National Bank,) (July 1996-April 1,
                1999) and a director of Commercial
                Assets, Inc. (1993-2000). Oversees
                40 portfolios in the
                OppenheimerFunds complex.

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-------------------------------------------------------------------------

F. William      Trustee  (since 1996) of MassMutual   $0    $50,001-$100,000
Marshall, Jr.,  Institutional   Funds  and  of  MML
Trustee since   Series  Investment  Fund  (open-end
2000            investment companies);  Trustee and
Age: 60         Chairman  (since  May  1987) of the
                investment    committee   for   the
                Worcester    Polytech    Institute;
                President  and   Treasurer   (since
                January  1999)  of the SIS  Fund (a
                private  not for profit  charitable
                organization);    Trustee    (since
                1995)  of the  Springfield  Library
                and  Museum  Association;   Trustee
                (since   1996)  of  the   Community
                Music   School   of    Springfield;
                Member of the investment  committee
                of  the  Community   Foundation  of
                Western     Massachusetts    (since
                1998). Formerly,  Chairman (January
                1999-July  1999)  of  SIS &  Family
                Bank,  F.S.B.  (formerly SIS Bank);
                President,  Chief Executive Officer
                and  Director  (May   1993-December
                1998)  of SIS  Bankcorp,  Inc.  and
                SIS  Bank   (formerly   Springfield
                Institution    for   Savings)   and
                Executive Vice  President  (January
                1999-July    1999)    of    Peoples
                Heritage   Financial  Group,   Inc.
                Oversees  41   portfolios   in  the
                OppenheimerFunds complex.

-------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New
York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------

  Interested
  Trustee and
    Officer

-------------------------------------------------------------------------
-------------------------------------------------------------------------

Name, Address,  Principal  Occupation(s)  During Past Dollar   Aggregate
                                                               Dollar
                                                               Range of
                                                      Range    Shares
                                                      of       Beneficially
Age,            5         Years        /        Other Shares   Owned in
Position(s)     Trusteeships/Directorships   Held  by Beneficiaany of
Held with Fund  Trustee  / Number  of  Portfolios  in Owned    the
and Length of   Fund  Complex  Currently  Overseen by in the   Oppenheimer
Service         Trustee                                Funds     Funds

-------------------------------------------------------------------------
-------------------------------------------------------------------------

                                                        As of December
                                                           31, 2001

-------------------------------------------------------------------------
-------------------------------------------------------------------------

John V.         Chairman, Chief Executive Officer
Murphy,         and director (since June 2001) and    $0    Over
President and   President (since September 2000)            $100,000
Trustee,        of the Manager; President and a
Principal       director or trustee of other
Executive       Oppenheimer funds; President and a
Officer, since  director (since July 2001) of
October 2001    Oppenheimer Acquisition Corp. and
Age: 53         of Oppenheimer Partnership
                Holdings, Inc.; a director (since
                November 2001) of OppenheimerFunds
                Distributor, Inc.; Chairman and a
                director (since July 2001) of
                Shareholder Services, Inc. and of
                Shareholder Financial Services,
                Inc.; President and a director
                (since July 2001) of
                OppenheimerFunds Legacy Program (a
                charitable trust program
                established by the Manager); a
                director of the following
                investment advisory subsidiaries
                of OppenheimerFunds, Inc.: OFI
                Institutional Asset Management,
                Inc. and Centennial Asset
                Management Corporation (since
                November 2001), HarbourView Asset
                Management Corporation and OFI
                Private Investments, Inc. (since
                July 2001); President (since
                November 1, 2001) and a director
                (since July 2001) of Oppenheimer
                Real Asset Management, Inc.; a
                director (since November 2001) of
                Trinity Investment Management
                Corp. and Tremont Advisers, Inc.
                (investment advisory affiliates of
                the Manager); Executive Vice
                President (since February 1997) of
                Massachusetts Mutual Life
                Insurance Company (the Manager's
                parent company); a director (since
                June 1995) of DBL Acquisition
                Corporation; formerly, Chief
                Operating Officer (September
                2000-June 2001) of the Manager;
                President and trustee (November
                1999-November 2001) of MML Series
                Investment Fund and MassMutual
                Institutional Funds (open-end
                investment companies); a director
                (September 1999-August 2000) of
                C.M. Life Insurance Company;
                President, Chief Executive Officer
                and director (September
                1999-August 2000) of MML Bay State
                Life Insurance Company; a director
                (June 1989-June 1998) of Emerald
                Isle Bancorp and Hibernia Savings
                Bank (a wholly-owned subsidiary of
                Emerald Isle Bancorp). Oversees 69
                portfolios in the OppenheimerFunds
                complex.

-------------------------------------------------------------------------

    The address of the Officers in the chart below is as follows: Messrs.
Molleur, Albers, Bartlett, Evans, Levine, Manioudakis, Monoyios, Negri,
Reedy, Rubinstein, Steinmetz, Turner, Wilby, Zavanelli, and Zack and Mses.
Feld, Putnam, and Switzer is 498 Seventh Avenue, New York, NY 10018; Messrs.
Masterson, Vottiero, Weiss and Wixted and Mses. Ives and Wolf is 6803 S.
Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her resignation, death or removal.

-------------------------------------------------------------------------

                         Officers of the Funds

-------------------------------------------------------------------------
-------------------------------------------------------------------------

Name, Address, Age,         Principal Occupation(s) During Past 5
Position(s) Held with Fund
and Length of Service       Years

-------------------------------------------------------------------------
-------------------------------------------------------------------------

Charles Albers, Vice        Senior Vice President (since April 1998)
President and Portfolio     of the Manager; a Certified Financial
Manager since 1998          Analyst; an officer of 6 portfolios in
Age: 61                     the OppenheimerFunds complex; formerly a
                            Vice President and portfolio manager for
                            Guardian Investor Services, the
                            investment management subsidiary of The
                            Guardian Life Insurance Company (1972 -
                            April 1998).

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-------------------------------------------------------------------------

Bruce Bartlett, Vice        Senior Vice President (since January
President and               1999) of the Manager; an officer of 6
Portfolio Manager since     portfolios in the OppenheimerFunds
1999                        complex. Prior to joining the Manager in
Age: 52.                    April, 1995, he was a Vice President and
                            Senior Portfolio Manager at First of
                            America Investment Corp. (September 1986
                            - April 1995).

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-------------------------------------------------------------------------

George Evans, Vice          Vice President of the Manager (since
President and               October 1993) and of HarbourView Asset
Portfolio Manager since     Management Corporation (since July
1993                        1994); an officer of 4 portfolios in the
Age: 42.                    OppenheimerFunds complex.

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Michael S. Levine, Vice     Vice  President  (since June 1998) of the
President and Portfolio
Manager since 1998          Manager;  an officer of 4  portfolios  in
Age: 36.                    the  OppenheimerFunds  complex;  formerly
                            Assistant  Vice  President  and Portfolio
                            Manager  of  the  Manager  (April  1996 -
                            June 1998);  prior to joining the Manager
                            in June 1994, he was a portfolio  manager
                            and   research    associate    for   Amas
                            Securities,   Inc.   (February   1990   -
                            February 1994).

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-------------------------------------------------------------------------

Angelo Manioudakis, Vice    Senior Vice President of the Manager
President and Portfolio     (since April 2002); an officer of 9
Manager since 2002          portfolios in the OppenheimerFunds
Age: 35.                    complex; formerly Executive Director and
                            portfolio manager for Miller, Anderson &
                            Sherrerd, a division of Morgan Stanley
                            Investment Management (August 1993-April
                            2002).

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Nikolaos D. Monoyios, Vice  Vice  President  of  the  Manager  (since
President and Portfolio
Manager since 1998          April  1998);  an officer of 4 portfolios
Age: 53                     in  the   OppenheimerFunds   complex;   a
                            Certified  Financial Analyst;  formerly a
                            Vice President and portfolio  manager for
                            Guardian    Investor    Services,     the
                            investment  management  subsidiary of The
                            Guardian Life  Insurance  Company (1979 -
                            March 1998).

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David P. Negri, Vice        Senior Vice President of the Manager
President and Portfolio     (since May 1998) and of HarbourView
Manager since 1998          Asset Management Corporation (since
Age: 48                     April 1999); an officer of 9 portfolios
                            in the OppenheimerFunds complex;
                            formerly Vice President of the Manager
                            (July 1988 - May 1998).

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-------------------------------------------------------------------------

Jane Putnam, Vice           Vice  President  of  the  Manager  (since
President and
Portfolio Manager since     October   1995);    an   officer   of   2
1995                        portfolios   in   the    OppenheimerFunds
Age: 41.                    complex;  before  joining  the Manager in
                            May  1994,  she was a  portfolio  manager
                            and equity research  analyst for Chemical
                            Bank (June 1989 - May 1994).

-------------------------------------------------------------------------
-------------------------------------------------------------------------

Thomas P. Reedy, Vice       Vice President of the Manager (since
President and Portfolio     June 1993) and of HarbourView Asset
Manager since 1993          Management Corporation (since April
Age: 40.                    1999); an officer of 3 portfolios in the
                            OppenheimerFunds complex; formerly a
                            fixed income analyst of the Manager
                            (1986 - 1993).

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-------------------------------------------------------------------------

Richard H. Rubinstein,      Senior  Vice  President   (since  October
Vice President and
Portfolio Manager since     1995) of the  Manager;  an  officer  of 2
1995                        portfolios   in   the    OppenheimerFunds
Age: 54                     complex;  formerly  a Vice  President  of
                            the Manager (June 1990 - October 1995).

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Arthur P. Steinmetz, Vice   Senior Vice President of the Manager
President and Portfolio
Manager since 1993          (since March 1993) and of HarbourView
Age: 43.                    Asset Management Corporation (since
                            March 2000); an officer of 6 portfolios
                            in the OppenheimerFunds complex.

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-------------------------------------------------------------------------

Susan Switzer, Vice         Vice President of the Manager (since
President and
Portfolio Manager since     December 2000); Assistant Vice President
2000                        of the Manager (December 1997 - December
Age: 36                     2000); an officer of 3 portfolios in the
                            OppenheimerFunds complex. Prior to
                            joining the Manager, she was a portfolio
                            manager at Neuberger Berman (November
                            1994 - November 1997).

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-------------------------------------------------------------------------

James F. Turner, II, Vice   Vice President and Portfolio Manager of
President and Portfolio
Manager since 2001          the Manager since March 2001; an officer
Age: 35.                    of 3 portfolios in the OppenheimerFunds
                            complex; formerly portfolio manager for
                            Technology Crossover Ventures (May 2000
                            - March 2001); Assistant Vice President
                            and Associate Portfolio Manager of the
                            Manager (August 1999 - May 2000);
                            securities analyst for the Manager
                            (October 1996 - August 1999); and a
                            securities analyst with First of America
                            Investment Corporation (May 1994 -
                            October 1996).

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Barry D. Weiss, Vice        Vice President of the Manager (since
President and Portfolio
Manager since 2001          July 2001); an officer of 7 portfolios
Age: 38                     in the OppenheimerFunds complex;
                            formerly Assistant Vice President and
                            Senior Credit Analyst of the Manager
                            (February 2000-June 2001). Prior to
                            joining the Manager in February 2000, he
                            was Associate Director, Structured
                            Finance, Fitch IBCA Inc. (April 1998 -
                            February 2000); News Director, Fitch
                            Investors Service (September 1996 -
                            April 1998); and Senior Budget Analyst,
                            City of New York, Office of Management &
                            Budget (February 1990 - September 1996).

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-------------------------------------------------------------------------

William L. Wilby, Vice      Senior Vice President of the Manager
President and Portfolio
Manager since 1994          (since July 1994) and of HarbourView
Age: 58                     Asset Management Corporation (since May
                            1999); Senior Investment Officer,
                            Director of International Equities
                            (since May 2000) of the Manager; an
                            officer of 2 portfolios in the
                            OppenheimerFunds complex; formerly Vice
                            President of the Manager (October 1991-
                            July 1994) and of HarbourView Asset
                            Management Corporation (June 1992 - May
                            1999).

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Carol E. Wolf, Vice         Senior Vice President (since June 2000)
President and               of the Manager; an officer of 7
Portfolio Manager since     portfolios in the OppenheimerFunds
2000                        complex; formerly Vice President of the
Age: 50.                    Manager (June 1990 - June 2000).

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Mark Zavanelli, Vice        Vice President (since November 2000) of
President and Portfolio
Manager since 2000          the Manager; a Chartered Financial
Age: 31.                    Analyst; an officer of 2 portfolios in
                            the OppenheimerFunds complex. Prior to
                            joining the Manager in May 1998 he was
                            President of Waterside Capital
                            Management, a registered investment
                            advisor (August 1995 - April 1998) and a
                            financial research analyst for Elder
                            Research (June 1997 - April 1998).

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-------------------------------------------------------------------------

Brian W. Wixted,            Senior Vice President and Treasurer
Treasurer, Principal        (since March 1999) of the Manager;
Financial and Accounting    Treasurer (since March 1999) of
Officer                     HarbourView Asset Management
since April 1999            Corporation, Shareholder Services, Inc.,
Age: 42                     Oppenheimer Real Asset Management
                            Corporation, Shareholder Financial
                            Services, Inc., Oppenheimer Partnership
                            Holdings, Inc., OFI Private Investments,
                            Inc. (since March 2000),
                            OppenheimerFunds International Ltd. and
                            Oppenheimer Millennium Funds plc (since
                            May 2000) and OFI Institutional Asset
                            Management, Inc. (since November 2000);
                            Treasurer and Chief Financial Officer
                            (since May 2000) of Oppenheimer Trust
                            Company (a trust company subsidiary of
                            the Manager); Assistant Treasurer (since
                            March 1999) of Oppenheimer Acquisition
                            Corp. and OppenheimerFunds Legacy
                            Program (since April 2000); formerly
                            Principal and Chief Operating Officer
                            (March 1995-March 1999), Bankers Trust
                            Company-Mutual Fund Services Division.
                            An officer of 85 portfolios in the
                            OppenheimerFunds complex.

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-------------------------------------------------------------------------

Philip Vottiero,            Vice President/Fund Accounting of the
                            Manager (since March 2002; formerly Vice
                            President/Corporate Accounting of the
Assistant Treasurer         Manager (July 1999-March 2002) prior to
since August 2002           which he was Chief Financial Officer at
Age: 39                     Sovlink Corporation (April 1996-June 1999).
                            An officer of 72 portfolios in the
                            OppenheimerFunds complex.

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Robert G. Zack,             Senior Vice President (since May 1985) and
Vice President & Secretary  General Counsel (since February 2002) of
since November 2001         the Manager; General Counsel and a director
Age: 54                     (since November 2001) of OppenheimerFunds
                            Distributor, Inc.; Senior Vice President
                            and General Counsel (since November 2001)
                            of HarbourView Asset Management
                            Corporation; Vice President and a director
                            (since November 2000) of Oppenheimer
                            Partnership Holdings, Inc.; Senior Vice
                            President, General Counsel and a director
                            (since November 2001) of Shareholder
                            Services, Inc., Shareholder Financial
                            Services, Inc., OFI Private Investments,
                            Inc., Oppenheimer Trust Company and OFI
                            Institutional Asset Management, Inc.;
                            General Counsel (since November 2001) of
                            Centennial Asset Management Corporation; a
                            director (since November 2001) of
                            Oppenheimer Real Asset Management, Inc.;
                            Assistant Secretary and a director (since
                            November 2001) of OppenheimerFunds
                            International Ltd.; Vice President (since
                            November 2001) of OppenheimerFunds Legacy
                            Program; Secretary (since November 2001) of
                            Oppenheimer Acquisition Corp.; formerly
                            Acting General Counsel (November
                            2001-February 2002) and Associate General
                            Counsel (May 1981-October 2001) of the
                            Manager; Assistant Secretary of Shareholder
                            Services, Inc. (May 1985-November 2001),
                            Shareholder Financial Services, Inc.
                            (November 1989-November 2001);
                            OppenheimerFunds International Ltd. And
                            Oppenheimer Millennium Funds plc (October
                            1997-November 2001). An officer of 85
                            portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------
-------------------------------------------------------------------------

Philip T. Masterson,        Vice President and Assistant Counsel of the
                            Manager (since July 1998); formerly, an
Assistant Secretary         associate with Davis, Graham, & Stubbs LLP
since August 2002           (January 1997-June 1998). An officer of 72
Age: 38                     portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------
-------------------------------------------------------------------------

Denis R. Molleur,           Vice President and Senior Counsel of the
Assistant Secretary         Manager (since July 1999); formerly a
since November 2001         Vice President and Associate Counsel of
Age: 44                     the Manager (September 1995-July 1999).
                            An officer of 82 portfolios in the
                            OppenheimerFunds complex.

-------------------------------------------------------------------------
-------------------------------------------------------------------------

Katherine P. Feld,          Vice President and Senior Counsel (since
Assistant Secretary         July 1999) of the Manager; Vice
since November 2001         President (since June 1990) of
Age: 44                     OppenheimerFunds Distributor, Inc.;
                            Director, Vice President and Assistant
                            Secretary (since June 1999) of
                            Centennial Asset Management Corporation;
                            Vice President (since 1997) of
                            Oppenheimer Real Asset Management, Inc.;
                            formerly Vice President and Associate
                            Counsel of the Manager (June 1990-July
                            1999). An officer of 85 portfolios in
                            the OppenheimerFunds complex.

-------------------------------------------------------------------------
-------------------------------------------------------------------------

Kathleen T. Ives,           Vice President and Assistant Counsel
Assistant Secretary         (since June 1998) of the Manager; Vice
since November 2001         President (since 1999) of
Age: 36                     OppenheimerFunds Distributor, Inc.; Vice
                            President and Assistant Secretary (since
                            1999) of Shareholder Services, Inc.;
                            Assistant Secretary (since December
                            2001) of OppenheimerFunds Legacy Program
                            and Shareholder Financial Services,
                            Inc.; formerly Assistant Vice President
                            and Assistant Counsel of the Manager
                            (August 1997-June 1998); Assistant
                            Counsel of the Manager (August
                            1994-August 1997). An officer of 85
                            portfolios in the OppenheimerFunds
                            complex.

-------------------------------------------------------------------------

|X|   Remuneration of Trustees.  The officers of the Funds and one Trustee of the Fund (Mr. Murphy) are affiliated with the Manager and receive no salary or fee from the Funds.  The remaining Trustees of the Funds received the compensation shown below. The compensation from the Funds were paid during their fiscal year ended December 31, 2001.  The compensation from all of the
Board II funds includes the compensation from the Funds and represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 2001. Mr. Swain was affiliated with the Manager until January 2, 2002.

----------------------------------------------------------------------------

                                           Aggregate            Total
  Trustee Name and Other Fund                   sation       Compensation
  Position(s) (as applicable)                   Funds as       From All
                                                al Year      Oppenheimer
                                          Compenember 31,  Funds For Which
                                       from the 11            Individual
                                         of Fisc              Serves As
                                       Ended Dec           Trustee/Director
                                             200            As of December
                                                               31, 2001
                                                              (41 Funds)

----------------------------------------------------------------------------
----------------------------------------------------------------------------

 James C. Swain2                               $0                 $0
  Chairman of the Board of Trustees

----------------------------------------------------------------------------
----------------------------------------------------------------------------

William L. Armstrong                        $12,266            $78,865
  Audit Committee Member

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Robert G. Avis                              $12,354            $79,452
  Review Committee Member
----------------------------------------------------------------------------
----------------------------------------------------------------------------

George Bowen                                $11,809            $75,936
 Audit Committee Member

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Edward L. Cameron                           $11,784            $75,794
  Audit Committee Chairman
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Jon. S. Fossel                              $13,091            $84,177
  Review Committee Chairman

----------------------------------------------------------------------------
----------------------------------------------------------------------------

Sam Freedman                                $12,970            $83,402
  Review Committee Member

----------------------------------------------------------------------------
----------------------------------------------------------------------------

Beverly Hamilton3                              $0                 $0
Review Committee Member

----------------------------------------------------------------------------
-------------------------------------------------------------------

C. Howard Kast4                    $13,601           $87,452

-------------------------------------------------------------------
----------------------------------------------------------------------------

Robert M. Kirchner4                         $12,354            $79,452

----------------------------------------------------------------------------
-------------------------------------------------------------------

Robert J. Malone3                    $0                 $0
Audit Committee Member

-------------------------------------------------------------------
----------------------------------------------------------------------------

F. William Marshall, Jr.                    $10,874            $69,922
  Review Committee Member

----------------------------------------------------------------------------

* Effective July 1, 2000, Ned M. Steel resigned as Trustee of the Board II Funds and subsequently became Trustee Emeritus of the Funds. For the fiscal year ended
December 31, 2001,  Steel received $9,331 aggregate  compensation  from the Fund and for the calendar  year ended  December 31, 2001,  he received  $60,000 total compensation  from all the  Board II  Funds.  Effective  April 5,  2001  Raymond
Kalinowski  resigned as Trustee of the Fund.  For the fiscal year ended December
31, 2001 Mr. Kalinowski received $3,251 aggregate compensation from the Fund and for the  calendar  year ended  December  31,  2001,  he received  $16,468  total compensation from all Board II funds.

1. Aggregate compensation from the Fund includes fees and deferred compensation, if any.

2. Mr. Swain became an Independent  Trustee effective 1/1/02,  prior to which he did not receive compensation from any of the Board II funds.

3. Mrs.  Hamilton and Mr.  Malone were elected as Trustees of the Board II Funds effective  June 1, 2002 and therefore did not receive  compensation  from any of the Board II Funds during the Fund's fiscal year ended December 31, 2001 or from any of the Board II Funds during calendar year 2001.

4. Effective July 1, 2002,  Messrs.  Kast and Kirchner  retired as Trustees from the Board II funds.

|X| Deferred Compensation Plan for Trustees. The Board of Trustees has adopted a
Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are  entitled  to receive from the Funds.  Under the plan, the compensation  deferred by a Trustee is  periodically  adjusted as though an  equivalent  amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined  based upon the  performance of the selected funds.

     Deferral of Trustee's  fees under the plan will not  materially  affect the
Funds' assets,  liabilities and net income per share. The plan will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation  to any Trustee.  Pursuant to an Order issued by the Securities and
Exchange  Commission,  the Funds may invest in the funds selected by the Trustee under  the  plan  without  shareholder  approval  for  the  limited  purpose  of determining the value of the Trustee's deferred fee account.

     Major  Shareholders.  As of March 31,  2002,  the only  entities  owning of record or known by the management of the Trust to be beneficial  owners of 5% or more  of the  outstanding  shares  of any  Fund  were  the  following  insurance companies and their respective  affilaites:  (i) Monarch Life Insurance  Company
("Monarch"),  Springfield  MA;  (ii) GE Life  &  Annuity  Assurance  Company
("GE"),  Richmond,  VA; (iii) Nationwide Life Insurance Company  ("Nationwide"),
Columbus, OH; (iv) Aetna Life Insurance and Annuity Company ("Aetna"), Hartford,
CT; (v) Massachusetts Mutual Life Insurance Company ("MassMutual"), Springfield,
MA; (vi)  Jefferson-Pilot  Life Insurance  Company,  and Alexander Hamilton Life
Insurance Company of America  (collectively,  "Jefferson-Pilot"),  Concord,  NH;
(vii) CUNA Mutual Group ("CUNA"),  Madison,  WI; (viii) American General Annuity
Insurance  Company  ("American  General"),  Houston,  TX; (ix)  Protective  Life
Insurance Company  ("Protective"),  Birmingham,  AL; (x) Allstate Life Insurance
Company and  Glenbrook  Life and  Annuity  Company  (collectively,  "Allstate"),
Northbrook,  IL; (xi) Columbus Life Insurance Company ("Columbus"),  Cincinnati,
OH; and (xii) Pruco Insurance Company ("Pruco"),  Newark, NJ; (xii) John Hancock
Life Insurance Company, Boston, MA ("John Hancock); (xiii) Lincoln National Life
Insurance  Company  ("Lincoln  Benefit");   (xiv)  Transamerica  Life  Insurance
Company,  Cedar  Rapids,  IO  ("Transamerica");  and  (xv)  Travelers  Insurance
Company, Hartford, CT ("Travelers").  Such shares were held as shown in Appendix
C.

The Manager.  The Manager is  wholly-owned by Oppenheimer  Acquisition  Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

     |X| Code of Ethics.  The Funds, the Manager and the Distributor have a Code of Ethics.  It is designed to detect and prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Funds' portfolio transactions.  Covered persons include persons with knowledge of the  investments  and  investment  intentions of the Funds and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased  or held  by the  Funds,  subject  to a  number  of  restrictions  and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

     The Code of Ethics is an exhibit to the Funds' registration statement filed with the  Securities  and Exchange  Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference Room by calling the SEC at
1.202.942.8090.  The Code of Ethics  can also be  viewed  as part of the  Funds'
registration statement on the SEC's EDGAR database at the SEC's Internet website at  www.sec.gov.  Copies may be  obtained,  after paying a  duplicating  fee, by electronic  request at the following  E-mail address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

     The  Investment  Advisory  Agreements.   The  Manager  provides  investment
advisory  and  management  services  to each Fund under an  investment  advisory agreement  between the Manager and the Trust for each Fund. The Manager  selects securities for the Funds' portfolios and handles their day-to-day business.  The portfolio  managers of the Funds are employed by the Manager and are the persons who are  principally  responsible  for the  day-to-day  management of the Funds'
portfolios.  Other members of the Manager's Teams provide the portfolio managers with  counsel  and  support  in  managing  the  Funds'  portfolios.  For  Global
Securities  Fund/VA,  this includes George Evans and Frank Jennings.  Similarly, other members of the Manager's Fixed Income Portfolio  Department,  particularly portfolio analysts, traders and other portfolio managers having broad experience with domestic and international government and fixed-income securities,  provide the portfolio  managers of the High Income  Fund/VA,  Bond Fund/VA and Strategic
Bond Fund/VA with support in managing the portfolios of those Funds.

     The agreements  require the Manager,  at its expense,  to provide the Funds with  adequate  office space,  facilities  and  equipment.  It also requires the
Manager to provide  and  supervise  the  activities  of all  administrative  and clerical personnel  required to provide effective  administration for the Funds.
Those  responsibilities  include the compilation and maintenance of records with respect to operations,  the  preparation  and filing of specified  reports,  and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

     The Funds pay  expenses  not  expressly  assumed by the  Manager  under the agreements, or by the Distributor under the General Distributor's Agreements for
Service  shares.  The advisory  agreement lists examples of expenses paid by the
Funds. The major categories relate to interest,  taxes,  brokerage  commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent
expenses,                  share                 issuance                 costs,
----------------------------------------------------------------------------
certain printing and registration  costs and non-recurring  expenses,  including litigation  costs.  The  management  fees paid by the Funds to the  Manager  are calculated at the rates  described in the  Prospectus,  which are applied to the assets of each Fund as a whole. Prior to May 1, 1999, the advisory agreement for
Aggressive  Growth  Fund/VA did not  include a  breakpoint  above $800  million.
Whenever more than one class of shares is issued, the fees are allocated to each class of shares  based  upon the  relative  proportion  of a Fund's  net  assets represented by that class.

     The  Agreements  contain no expense  limitation.  However,  the Manager has undertaken to voluntarily  reduce the  management  fee of Oppenheimer  Strategic
Bond Fund/VA,  commencing  January 1, 2002, if the relative  performance of that
Fund is at or below the following criteria. If the trailing 12-month performance of  Oppenheimer  Strategic  Bond Fund/VA at the end of any  calendar  quarter is ranked by Lipper, Inc. ("Lipper") in the fifth quintile of the Lipper peer group for that Fund  (funds  dedicated  to  variable  insurance  products  in Lipper's general bond funds  category),  the Manager  undertakes to reduce the management fee  for  that  Fund by  0.10%,  and  for  each  quarter  thereafter  until  its performance  improves,  and if  Oppenheimer  Strategic Bond Fund/VA is ranked by
Lipper in the fourth  quintile of that peer group,  the  Manager  undertakes  to reduce the management fee by 0.05% for the following fiscal quarter and for each quarter thereafter until its performance improves. This management fee waiver is voluntary  and may be  terminated  by the Manager at any time,  without  advance notice.  If the Fund's  performance  is ranked in the third  quintile,  the full management fee is charged.  If the performance  again declines,  the same waiver applies again.

 Management Fees for the Fiscal Year  Ended December 311

----------------------------------------------------------------------------
-------------------------------------------------------------------

Fund                         1999          2000          2001

-------------------------------------------------------------------
-------------------------------------------------------------------

Aggressive Growth        $8,700,904   $18,407,015   $12,164,540
Fund/VA

-------------------------------------------------------------------
-------------------------------------------------------------------

Bond Fund/VA             $4,539,138   $ 4,030.064   $ 4,571,739

-------------------------------------------------------------------
-------------------------------------------------------------------

Capital Appreciation     $6,845,473   $12,361,613   $12,843,798
Fund/VA

-------------------------------------------------------------------
-------------------------------------------------------------------

Global Securities        $8,336,850   $13,531,073   $12,404,364
Fund/VA

-------------------------------------------------------------------
-------------------------------------------------------------------

High Income Fund/VA      $2,511,521   $ 2,436,299   $ 2,563,318

-------------------------------------------------------------------
-------------------------------------------------------------------

Main Street(R)Growth &    $2,864,220    $5,651,580   $ 7,073,905
Income Fund/VA

-------------------------------------------------------------------
-------------------------------------------------------------------

Main Street(R)Small Cap     $20,4142       $94,162      $114,814
Fund/VA

-------------------------------------------------------------------
-------------------------------------------------------------------

Money Fund/VA              $749,665      $920,505     $ 1,294,520

-------------------------------------------------------------------
-------------------------------------------------------------------

Multiple Strategies       $4,271,966    $4,090,208    $ 4,312,500
Fund/VA

-------------------------------------------------------------------
-------------------------------------------------------------------

Strategic Bond Fund/VA    $2,066,323    $2,147,021    $ 2,440,218

-------------------------------------------------------------------

1.    Shares of Value Fund/VA were not offered for sale during the periods shown.

The Manager voluntarily reimbursed certain expenses other than management fees during the periods shown.

    The investment advisory agreements state that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

    The agreements permit the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to a Fund, the Manager may withdraw the right of that Fund to use the name "Oppenheimer" as part of its name.

      Annual Approval of Investment Advisory Agreements. Each year, the Board of Trustees, including a majority of the Independent Trustees, is required to approve the renewal of the investment advisory agreement for each Fund. The
Investment Company Act requires that the Board request and evaluate and the
Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Funds pay with respect to Service shares.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Funds and their shareholders;
o     The profitability of the Funds to the Manager;
o     The investment performance of the Funds in comparison to regular market indices
o     Economies of scale that may be available to the Funds from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
           Funds from their relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Funds.  These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the
           Securities Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the
Funds.  The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Funds and their shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Funds' Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

      On January 3, 2002, the Board approved a fee waiver for Oppenheimer
Strategic Bond Fund/VA as follows: The Manager will reduce the management fee by 0.10% as long as the Fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. If the Fund emerges from a "penalty box"
position for a quarter but then slips back in the next quarter, the Manager will reinstate the waiver.  The waiver is voluntary and may be terminated by the Manager at any time.

Brokerage Policies of the Funds

Brokerage Provisions of the Investment Advisory Agreements.  One of the
duties of the Manager under the investment advisory agreements is to arrange the portfolio transactions for the Funds.  The advisory agreements contain provisions relating to the employment of broker-dealers to effect the Funds'
portfolio transactions.  The Manager is authorized by the advisory agreements to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Funds to obtain, at reasonable expense, the
"best execution" of the Funds' portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The
Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Funds as established by its Board of Trustees.

      Under the investment advisory agreements, the Manager may select brokers
(other than affiliates) that provide brokerage and/or research services for the Funds and/or the other accounts over which the Manager or its affiliates have investment discretion.  The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Funds' portfolio transactions, the
Manager may also consider sales of shares of the Funds and other investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage Practices Followed by the Manager.  The Manager allocates brokerage for the Funds subject to the provisions of the investment advisory agreements and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the
Manager's portfolio managers.  In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

    Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers.  In transactions on foreign exchanges, the Funds may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets.  Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market.  Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.  In an option transaction, the Funds ordinarily use the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

    Other funds advised by the Manager have investment policies similar to those of the Funds. Those other funds may purchase or sell the same securities as the Funds at the same time as the Funds, which could affect the supply and price of the securities. If two or more funds advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

    Most purchases of debt obligations are principal transactions at net prices.  This affects a substantial portion of the portfolio transactions of
Money Fund/VA, High Income Fund/VA, Bond Fund/VA and Strategic Bond Fund/VA.
Instead of using a broker for those transactions, the Funds normally deal directly with the selling or purchasing principal or market maker unless the
Manager determines that a better price or execution can be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter.  Purchases from dealers include a spread between the bid and asked prices. The Funds seek to obtain prompt execution of these orders at the most favorable net price.

    The investment advisory agreements permit the Manager to allocate brokerage for research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  The investment research received for the commissions of those other accounts may be useful both to one of the Funds and one or more of the Manager's other accounts.  Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

    Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

    The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.  The Board of Trustees permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

    The research services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase.  The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

    The (i) total brokerage commissions paid by the Funds (other than Money
Fund/VA, which paid no brokerage commissions and the Value Fund/VA, which did not offer shares during the periods shown), not including spreads or concessions on principal transactions on a net trade basis, for the Funds'
fiscal year ended December 31, 1999, 2000 and 2001; and (ii) for the Funds'
fiscal year ended December 31, 2001, the amount of transactions directed to brokers for research services, and the amount of the commissions paid to broker-dealers for those services, is shown in the chart below:

----------------------------------------------------------------------

                                               TransactionCommissions
                 Total Brokerage Commissions   Directed   Paid
                     Paid by the Funds1        for        For
                                               Research2  Research2

----------------------------------------------------------------------
----------------------------------------------------------------------
Fund             1999      2000        2001       2001       2001
----------------------------------------------------------------------
----------------------------------------------------------------------
High Income
Fund/VA        $ 12,736 $7,335      $8,024     $ 0        $0
----------------------------------------------------------------------
----------------------------------------------------------------------
Bond Fund/VA   $        $248,630    $759,725   $ 0        $0
               294,377
----------------------------------------------------------------------
----------------------------------------------------------------------
Strategic
Bond           $37,4597 $50.611     $38,184    $ 0        $0
Fund/VA
----------------------------------------------------------------------
----------------------------------------------------------------------
Aggressive
Growth         $1,260,96$523,144    $2,943,962 $1,085,289 $890,652,315
Fund/VA
----------------------------------------------------------------------
----------------------------------------------------------------------
Capital
Appreciation   $1,229,87$1,473,398  $2,151,288 $779,543,16$1,099,399
Fund/VA
----------------------------------------------------------------------
----------------------------------------------------------------------

Main   Street(R)
Small           $4,819  $16,832     $73,472    $588,128   $1,470
Cap Fund/VA

----------------------------------------------------------------------
----------------------------------------------------------------------
Global
Securities     $3,026,31$3,787,676  $2,591,256 $117,399,56$240,757
Fund/VA
----------------------------------------------------------------------
----------------------------------------------------------------------
Multiple
Strategies     $        $666,958    $565,744   $23,333,181$45,774
Fund/VA        269,657
----------------------------------------------------------------------
----------------------------------------------------------------------

Main   Street(R)
Growth         $        $1,278,160  $1,563,519 $406,809,55$ 507,121
& Income       458,120
Fund/VA

----------------------------------------------------------------------
------------

1.    Shares of Value Fund/VA were not offered for sale during the periods shown in the chart.

The amount of  transactions  directed to brokers for research  services and the amount of the  commissions  paid to brokers for those  services are shown in these columns.

Distribution and Service Plans (Service Shares Only)

The Distributor. Under its General Distributor's Agreements with the Funds,
OppenheimerFunds Distributor, Inc. will only act as the principal underwriter of the Funds' Service shares.

      Each Fund has adopted a Distribution and Service Plan (the "Plan") for its Service shares under Rule 12b-1 of the Investment Company Act, pursuant to which each Fund will make payments to the Distributor in connection with the distribution and/or servicing of Service shares. The Distributor will pay insurance company separate account sponsors and other entities that offer and/or provide services to Service shares, as described in the Prospectus.
Each Plan has been approved by a vote of (i) the Board of Trustees of the
Trust, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the Manager as the then-sole initial holder of such shares.

      Under the Plans, no payment will be made to any insurance company separate account sponsor or affiliate thereof under a Fund's Plan (each is referred to as a "Recipient") in any quarter if the aggregate net assets of a
Fund's Service shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Trust's Independent Trustees. Although the Plans provide for a fee of 0.25% of average annual net assets, the Board of Trustees had set the fee at 0.15% of average annual net assets prior to May 1, 2002 (when that rate increased to 0.25% for all series except Money Fund). The Board has set no minimum asset amount.  For the fiscal year ended December 31, 2001, all payments made under the Service Class Plan were paid by the Funds'
distributor, to Recipients (including recipients affiliated with the Manager).

      Those Service class payments during the fiscal year ended December 31,
2001, for all Funds having Service class shares outstanding as of that date, were as follows:

--------------------------------------------------------------------

                        Service Plan Payments
         Fund                  by OFDI

--------------------------------------------------------------------
--------------------------------------------------------------------

Oppenheimer High                  $1
Income Fund/VA Service
Shares

--------------------------------------------------------------------
--------------------------------------------------------------------

Oppenheimer Strategic             $2
Bond Fund/VA Service
Shares

--------------------------------------------------------------------
--------------------------------------------------------------------

Oppenheimer Aggressive           $46
Growth Fund/VA Service
Shares

--------------------------------------------------------------------
--------------------------------------------------------------------

Oppenheimer Capital               $6
Appreciation Fund/VA
Service Shares

--------------------------------------------------------------------
--------------------------------------------------------------------

Oppenheimer Main                 $17
Street(R)Small Cap
Fund/VA Service Shares

--------------------------------------------------------------------
--------------------------------------------------------------------

Oppenheimer Global             $12,673
Securities Fund/VA
Service Shares

--------------------------------------------------------------------
--------------------------------------------------------------------

Oppenheimer Main               $15,379
Street(R)Growth &
Income Fund/VA Service
Shares

--------------------------------------------------------------------

      Under the Plans, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time may use their own resources (which, as to the Manager, may include profits derived from the advisory fee it receives from each respective Fund) to make payments to
Recipients for distribution and administrative services they perform.  The
Distributor and the Manager may, in their sole discretion, increase or decrease the amount of distribution assistance payments they make to
Recipients from their own assets.

      Unless terminated as described below, each Plan continues in effect from year to year but only as long as such continuance is specifically approved at least annually by the Trust's Board of Trustees and its Independent Trustees
by a vote cast in person at a meeting called for the purpose of voting on such continuance.  Any Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a
"majority" (as defined in the Investment Company Act) of the outstanding
Service shares.  For purposes of voting with respect to the Plans, Account owners are considered to be shareholders of a Fund's shares. No Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by Account owners of the class affected by the amendment.  All material amendments must be approved by the Board and a majority of the Independent Trustees.

      While the plans are in effect and Service shares are outstanding, the
Treasurer of the Trust must provide separate written reports to the Trust's
Board of Trustees at least quarterly describing the amount of payments and the purpose of the payment made pursuant to each Plan. These reports are subject to the review and approval of the Independent Trustees.

Performance of the Funds

Explanation of Performance Terminology.  The Funds use a variety of terms to illustrate their investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below.  The charts below show the
Funds' performance as of the Funds' most recent fiscal year end. You can obtain current performance information by following the instructions in the prospectus for your insurance product, or by calling the Funds' Transfer
Agent at 1.800.981.2871.

      The Funds' illustrations of their performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by a Fund of its performance data must include the average annual total returns for the advertised class of shares of that Fund. Those returns must be shown for the 1, 5 and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Performance information for Service shares is not shown for the following Funds because no shares of those Funds were offered prior to
December 31, 2001: Bond Fund/VA and Multiple Strategies Fund/VA. Because
Service shares are subject to an additional fee, the performance is expected to be lower for any given period.  Performance information is not shown for
Value Fund/VA because shares of the Fund were not offered for sale during the periods shown.

      Use of standardized performance calculations enables an investor to compare the Funds' performance to the performance of other funds for the same periods.  However, a number of factors should be considered before using the
Funds' performance information as a basis for comparison with other investments:

      Total returns measure the performance of a hypothetical account in a
        Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.

      The Fund's performance does not reflect the charges deducted from an investor's separate account by the insurance company or other sponsor of that separate account, which vary from product to product.  If these charges were deducted, performance will be lower than as described in the Fund's Prospectus and Statement of Additional
        Information.  In addition, the separate accounts may have inception dates different from those of the Funds. The sponsor for your insurance product can provide performance information that reflects those charges and inception dates.

      An investment in the Fund is not insured by the FDIC or any other government agency.

      The Funds' performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
      The principal value of the Funds' shares and total returns are not guaranteed and normally will fluctuate on a daily basis.

      When an investor's shares are redeemed, they may be worth more or less than their original cost.
      The preceding two statements do not apply to Money Fund/VA, which seeks to maintain a stable net asset value of $1.00 per share. There can be no assurance that Money Fund/VA will be able to do so.

      Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.  The Funds' total returns should not be expected to be the same as the returns of other Oppenheimer funds, whether or not such other funds have the same portfolio managers and/or similar names.

      The Funds' total returns are affected by market conditions, the quality of that Funds' investments, the maturity of debt investments, the types of investments that Fund holds, and its operating expenses.

      |X| Total Return Information.  There are different types of "total returns" to measure the Funds' performance.  Total return is the change in value of a hypothetical investment in a Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  The cumulative total return measures the change in value over the entire period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Funds use standardized calculations for its total returns as prescribed by the SEC.
The methodology is discussed below.

           |_| Average Annual Total Return.  The "average annual total return"
of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                                 ERV -1 = AVERAGE ANNUAL TOTAL RETURN
                              ---------
                                  P

      |_| Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

                               ERV - P = TOTAL RETURN
                              ---------
                                  P

-------------------------------------------------------------------------------

The Funds' Total Returns for the Periods Ended 12/31/01

-----------------------------------------------------------------

     Fund and        1 Year   5 Years  10
  Class/Inception   (or       (or       Years
       Date         life-of-cllife-of-c(ors)
                                       life-of-class)

-----------------------------------------------------------------
-----------------------------------------------------------------
High Income             1.97%          2.87%          8.71%
Fund/VA (4/3/86)
-----------------------------------------------------------------
-----------------------------------------------------------------

Service Shares:       1.67%     N/A      N/A
High Income Fund/VA
(9/18/01)

-----------------------------------------------------------------
-----------------------------------------------------------------

Bond Fund/VA          7.79%    5.62%    6.64%
(4/3/85)

-----------------------------------------------------------------
-----------------------------------------------------------------
Aggressive Growth      -31.27%         7.05%          11.76%
Fund/VA (8/15/86)
-----------------------------------------------------------------
-----------------------------------------------------------------
Service Shares:
Aggressive Growth      -31.31%        -43.90%          N/A
Fund/VA (10/16/00)
-----------------------------------------------------------------
-----------------------------------------------------------------

Capital              -12.58%   14.18%  15.21%
Appreciation
Fund/VA (4/3/85)

-----------------------------------------------------------------
-----------------------------------------------------------------
Service Shares:
Capital
Appreciation         15.51%     N/A      N/A
Fund/VA
(9/18/01)
-----------------------------------------------------------------
-----------------------------------------------------------------
Multiple
Strategies Fund/VA    2.22%    8.74%   10.20%
(2/9/87)
-----------------------------------------------------------------
-----------------------------------------------------------------
Global Securities    -12.04%   15.40%  13.91%
Fund/VA (11/12/90)
-----------------------------------------------------------------
-----------------------------------------------------------------

Service Shares:      -12.17%  -13.02%    N/A
Global Securities
Fund/VA (10/16/00)

-----------------------------------------------------------------
-----------------------------------------------------------------
Strategic Bond        4.85%    4.36%    5.61%
Fund/VA (5/3/93)
-----------------------------------------------------------------
-----------------------------------------------------------------
Service Shares:
Strategic Bond
Fund/VA               1.94%     N/A      N/A
(3/19/01)
-----------------------------------------------------------------
-----------------------------------------------------------------

Main Street(R)       -10.16%   6.71%   13.67%
Growth &
Income Fund/VA
(7/5/95)

-----------------------------------------------------------------
-----------------------------------------------------------------

Service Shares:      -10.27%  -14.62%    N/A
Main Street(R)
Growth & Income
Fund/VA (7/13/00)

-----------------------------------------------------------------
-----------------------------------------------------------------

Main Street(R)Small   -0.36%    3.76%     n/a
Cap Fund/VA
(5/1/98)

-----------------------------------------------------------------
-----------------------------------------------------------------

Service Shares:       4.15%     N/A      N/A
Main Street(R)Small
Cap Fund/VA
(7/16/01)

-----------------------------------------------------------------
-----------------------------------------------------------------

Money Fund/VA         3.85%    5.12%    4.77%
(4/3/85)

-----------------------------------------------------------------

(1)   For  Service  shares,  performance  would  have  been  lower if the 0.10%
   increase  in the  service fee for that  class,  effective  May 1, 2002,  had occurred  during  the  period  shown.  For  service  shares  of  Oppenheimer
   Aggressive  Growth  Fund/VA,  performance  would  have been less if  service fees had been charged during 2000.  Cumulative  total return for a period of less than one year is not annualized.

      |_|  Standardized Yield.  The "standardized yield" (sometimes referred to just as "yield") is shown for a stated 30-day period.  It is not based on actual distributions paid by the Fixed Income Funds to shareholders in the
30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period.  It may therefore differ from the "dividend yield" for the same class of shares, described below.

     Standardized yield is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

                               STANDARDIZED YIELD = 2 (A - B + 1) - 1
                                                      -------
                                                        CD

      The symbols above represent the following factors:

      a =dividends and interest earned during the 30-day period.
      b =expenses accrued for the period (net of any expense assumptions).
      c =the average  daily number of shares of that class  outstanding  during the 30-day period that were entitled to receive dividends.
      d =the maximum  offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods.  The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period.  Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any
30-day period.

           |_|  Dividend Yield.  The Fixed Income Funds may quote a "dividend yield" for each class of its shares.  Dividend yield is based on the dividends paid on a class of shares during the actual dividend period.  To calculate dividend yield, the dividends of a class declared during a stated
period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period.  Because the Fixed Income Funds pay their annual dividend in
March of each year, dividend yield is shown for the 30 days ended March 31,
2001.  The formula is shown below:

Dividend Yield = Distribution Paid / No. of Days in the Period x No. of Days
                -------------------------------------------------------------
in the Calendar Year
--------------------
                     Maximum Offering Price (payment date)

----------------------------------------------------------------------

                          Standardized Yield     Dividend Yield for
         Fund           for the 30-Day Period    the 30-Day Period
                            Ended 12/31/01             Ended
                                                      3/31/02

----------------------------------------------------------------------
----------------------------------------------------------------------
High Income Fund/VA             11.36%                 10.99%
----------------------------------------------------------------------
----------------------------------------------------------------------
Bond Fund/VA                    11.42%                  8.06%
----------------------------------------------------------------------
----------------------------------------------------------------------
Strategic Bond Fund/VA          8.87%                  8.62%
----------------------------------------------------------------------

      |_|            Money Fund/VA Yields.  The current yield for Money
Fund/VA is calculated for a seven-day period of time as follows.  First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period.  The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared.  Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent.  The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

Other Performance Comparisons.  The Funds may compare their performance annually to that of an appropriate broadly-based market index in its Annual
Report to shareholders. You can obtain that information by contacting the
Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information.  The Funds may also compare their performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities.  Examples of these performance comparisons are set forth below.

      |X| Lipper Rankings. From time to time the Funds may publish the rankings of their performance by Lipper, Inc. Lipper is a widely-recognized independent mutual fund monitoring service.  Lipper monitors the performance of regulated investment companies, including the Funds, and ranks their performance for various periods in categories based on investment styles.
The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.  Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |X| Morningstar Ratings and Rankings.  From time to time the star rating and ranking of the performance of separate accounts that hold Fund shares will be determined by Morningstar, Inc. an independent mutual fund monitoring service.  Morningstar rates and ranks separate accounts that hold mutual funds in broad investment categories.  The results may be published by or for the Funds or the separate account sponsors.

      Morningstar proprietary star rankings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5%
receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The
Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      The total return rating of a separate account holding shares of a Fund may also be compared to that of other separate accounts in its Morningstar category, in addition to its star ratings.  Those total return ratings are percentages from one percent to one hundred percent and are not risk adjusted.  For example, if a separate account is in the 94th percentile, that means that 94% of the separate accounts in the same category performed better than it did.

      |X| Performance Rankings and Comparisons by Other Entities and
Publications.  From time to time the Funds may include in advertisements and sales literature performance information about the Funds cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal,
Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.  The Funds'
performance may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Funds' shares to the return on fixed-income investments available from banks and thrift institutions.  Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.  However, the Funds' returns and share price are not guaranteed or insured by the FDIC or any other agency and will
fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the
U.S. government.

      From time to time, the Funds may publish rankings or ratings of the
Manager other than performance rankings of the Oppenheimer funds themselves.
Those ratings or rankings by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, insurance sponsors, shareholders or others.

      From time to time the Funds may include in advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of one or more of the Funds. The combined account may be part of an illustration of an asset allocation model or similar presentation.  The account information may combine total return performance of the Funds included in the account.  Additionally, from time to time, advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions.  That may include, for example,

o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Funds.

-------------------------------------------------------------------------------
ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------

How to Buy and Sell Shares

      Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity and other insurance company separate accounts, as explained in the Prospectuses for the Funds and for the insurance product you have selected. Therefore, instructions from an investor to buy or sell shares of the Funds should be directed to the insurance sponsor for the investor's separate account, or that insurance sponsor's agent.

      |X| Allocation of Expenses. The Funds pay expenses related to its daily operations, such as custodian bank fees, certain Trustees' fees, transfer agency fees, legal fees and auditing costs.  Those expenses are paid out of the Fund's assets and are  not paid directly by shareholders.  However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

      For any Fund that has two classes of shares outstanding, the methodology for calculating the net asset value, dividends and distributions of the
Fund's share classes recognizes two types of expenses.  General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes.  The allocation is based on the percentage of the
Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class.  Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of
Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian bank expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class.  Examples of such expenses include 12b-1 distribution and service fees of Service shares, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Funds are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open.  The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday).  The Exchange's most recent annual announcement (which is subject to change) states that it will close on
New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day.  It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and
U.S. holidays) or after 4:00 P.M. on a regular business day.  The Funds' net asset values will not be calculated on those days, and the values of some of the Fund's portfolio securities may change significantly on those days, when shareholders may not purchase or redeem shares.  Additionally, trading on
European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New York Stock Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Funds' calculation of their net asset values that day unless the Board of Trustees determines that the event is likely to effect a material change in the value of the security. The Manager may make that determination, under procedures established by the Board.

      |X|  Securities Valuation. The Funds' Board of Trustees has established procedures for the valuation of the Funds' securities.  In general the procedures for all Funds other than Money Fund/VA are as follows:

      Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:

1.    if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or
2.    if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.

      Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:

1.    at the last sale price available to the pricing service approved by the
        Board of Trustees, or
2.    at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

      Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Funds' Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

      The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Funds' Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

1.    debt instruments that have a maturity of more than 397 days when issued,
2.    debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
3.    non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

      The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

1.    money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
2.    debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

      Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities).  The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the Board of Trustees or by the
Manager.  If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date.  If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

      When a Fund writes an option, an amount equal to the premium received is included in that Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section.  The credit is adjusted ("marked-to-market") to reflect the current market value of the option.  In determining the Fund's gain on investments, if a call or put written by a Fund is exercised, the proceeds are increased by the premium received.  If a call or put written by a Fund expires, that Fund has a gain in the amount of the premium. If that Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If a
Fund exercises a put it holds, the amount that Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

Money Fund/VA Net Asset Valuation Per Share.  Money Fund/VA will seek to maintain a net asset value of $1.00 per share for purchases and redemptions.
There can be no assurance it will do so.  Money Fund/VA operates under Rule
2a-7 under which it may use the amortized cost method of valuing their shares.  The Funds' Board of Trustees has adopted procedures for that purpose.  The amortized cost method values a security initially at its cost and thereafter assumes
a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.  This method does not take into account unrealized capital gains or losses.

      The Funds' Board of Trustees has established procedures intended to stabilize Money Fund/VA's net asset value at $1.00 per share.  If Money
Fund/VA's net asset value per share were to deviate from $1.00 by more than
0.5%, Rule 2a-7 requires the Board promptly to consider what action, if any, should be taken.  If the Trustees find that the extent of any such deviation may result in material dilution or other unfair effects on shareholders, the
Board will take whatever steps it considers appropriate to eliminate or reduce such dilution or unfair effects, including, without limitation, selling portfolio securities prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the outstanding number of shares of that Fund without monetary consideration, or calculating net asset value per share by using available market quotations.

      As long as Money Fund/VA uses Rule 2a-7, it must abide by certain conditions described in the Prospectus which limit the maturity of securities that Fund buys. Under Rule 2a-7, the maturity of an instrument is generally considered to be its stated maturity (or in the case of an instrument called for redemption, the date on which the redemption payment must be made), with special exceptions for certain variable rate demand and floating rate instruments.  Repurchase agreements and securities loan agreements are, in general, treated as having maturity equal to the period scheduled until repurchase or return, or if subject to demand, equal to the notice period.

      While amortized cost method provides certainty in valuation, there may be periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price Money Fund/VA would receive if it sold the instrument.  During periods of declining interest rates, the daily yield on shares of that Fund may tend to be lower (and net investment income and daily dividends higher) than market prices or estimates of market prices for its portfolio.  Thus, if the use of amortized cost by the funds resulted in a lower aggregate portfolio value on a particular day, a prospective investor in Money Fund/VA would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in that Fund would receive less investment income than if Money Fund/VA were priced at market value.
Conversely, during periods of rising interest rates, the daily yield on shares of that Fund will tend to be higher and its aggregate value lower than that of a portfolio priced at market value.  A prospective investor would receive a lower yield than from an investment in a portfolio priced at market value, while existing investors in Money Fund/VA would receive more investment income than if that Fund were priced at market value.

Dividends, Capital Gains and Taxes

Dividends and Distributions.  The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Funds' portfolios, and expenses borne by the Funds or borne separately by a class (if more than one class of shares are outstanding). Dividends are calculated in the same manner, at the same time, and on the same
day for each class of shares. Dividends on Service shares are expected to be lower. That is because of the effect of the additional fee on Service shares.
Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

Tax Status of the Funds' Dividends and Distributions.  The federal tax treatment of the Funds' dividends and capital gains distributions is briefly highlighted in the Prospectus, and may also be explained in the prospectus for the insurance product you have selected.

      The Funds intend to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). If the Funds qualify as  "regulated investment companies" under the Internal
Revenue Code, they will not be liable for federal income taxes on amounts paid by it as dividends and distributions.  The Funds qualified as regulated investment companies in its last fiscal year.  The Internal Revenue Code contains a number of complex tests relating to qualification which the Funds might not meet in any particular year.  If it did not so qualify, the Funds would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

Additional Information About the Funds

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager.  It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders.  It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee.  The Transfer Agent has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% per annum of shares of any class of any Fund, effective October 1, 2001. That undertaking may be amended or withdrawn at any time. The Transfer Agent also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank.  The Bank of New York is the custodian bank for the
Funds' assets.  The custodian bank's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Funds.  It will be the practice of the Funds to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian bank may have with the Manager and its affiliates.  The Funds' cash balances with the custodian bank in excess of
$100,000 are not protected by Federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors.  Deloitte & Touche LLP are the independent auditors of the Funds. They audit the Funds' financial statements and perform other related audit services.  They also act as auditors for certain other funds advised by the Manager and its affiliates and they are the auditors for the
Manager and its affiliates.

                                  Appendix A

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
-------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C:  Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2"
indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to repay punctually senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage, while sound, may be subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Corporation
-------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA:  Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and
C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB:  Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B:  A bond rated B is more vulnerable to nonpayment than an obligation rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D:  Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2:  Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C:  Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D:  In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.

Fitch
-------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rates in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. `DD' indicates potential recoveries in the range of 50%-90%, and
`D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D'
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1:  Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2:   Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3:   Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:    Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
D:     Default. Denotes actual or imminent payment default.

1 Mrs. Hamilton and Mr. Malone were elected as Trustees or Directors to the Board II Funds  effective June 1, 2002 except for Panorama Series Fund, Inc.
and  Oppenheimer  Senior  Floating Rate Fund.  They were elected to the Board of
Panorama Funds, Inc. effective June 10, 2002.

                                  Appendix B

             INDUSTRY CLASSIFICATIONS (Oppenheimer Money Fund/VA)

Aerospace & Defense       Household Products
Air Freight & Couriers    Industrial Conglomerates
Airlines                      Insurance
Asset Backed Securities       Internet & Catalog Retail
Auto Components               Internet Software & Services
Automobiles                   Information Technology Consulting & Services
Banks                         Leasing & Factoring
Beverages                     Leisure Equipment & Products
Biotechnology                 Machinery
Broker-Dealer                 Marine
Building Products             Media
Chemicals                     Metals & Mining
Commercial Finance            Multiline Retail
Commercial Services &     Multi-Utilities
Supplies
Communications Equipment      Municipal
Computers & Peripherals   Office Electronics
Construction & Engineering Oil & Gas
Construction Materials        Paper & Forest Products
Consulting & Services     Personal Products
Consumer Finance              Pharmaceuticals
Containers & Packaging    Real Estate
Distributors                  Repurchase Agreements
Diversified Financials        Road & Rail
Diversified                   Semiconductor Equipment & Products
Telecommunication Services
Electric Utilities            Software
Electrical Equipment          Special Purpose Financial
Electronic Equipment &    Specialty Retail
Instruments
Energy Equipment & Services Textiles & Apparel
Food & Drug Retailing     Tobacco
Food Products                 Trading Companies & Distributors
Foreign Government            Transportation Infrastructure
Gas Utilities                 U.S. Government Agencies-Full Faith and
                              Credit Agencies
Health Care Equipment &   U.S. Government Agencies-Government
Supplies                      Sponsored Enterprises
Health Care Providers &   U.S. Government Instrumentalities
Services
Hotels Restaurants & Leisure  U.S. Government Obligations
Household Durables            Water Utilities
                              Wireless Telecommunication Services

                                  Appendix C

     INDUSTRY CLASSIFICATIONS (all Funds except Oppenheimer Money Fund/VA)

Aerospace & Defense       Household Durables
Air Freight & Couriers    Household Products
Airlines                      Industrial Conglomerates
Auto Components               Insurance
Automobiles                   Internet & Catalog Retail
Banks                         Internet Software & Services
Beverages                     Information Technology
                              Consulting & Services
Biotechnology                 Leisure Equipment & Products
Building Products             Machinery
Chemicals                     Marine
Commercial Services &     Media
Supplies
Communications Equipment      Metals & Mining
Computers & Peripherals   Multiline Retail
Construction & Engineering Multi-Utilities
Construction Materials        Office Electronics
Containers & Packaging    Oil & Gas
Distributors                  Paper & Forest Products
Diversified Financials        Personal Products
Diversified                   Pharmaceuticals
Telecommunication Services
Electric Utilities            Real Estate
Electrical Equipment          Road & Rail
Electronic Equipment &    Semiconductor Equipment &
Instruments                   Products
Energy Equipment & Services   Software
Food & Drug Retailing     Specialty Retail
Food Products                 Textiles & Apparel
Gas Utilities                 Tobacco
Health Care Equipment &   Trading Companies & Distributors
Supplies
Health Care Providers &   Transportation Infrastructure
Services
Hotels Restaurants & Leisure Water Utilities
                              Wireless Telecommunication
                              Services

Appendix D - Major  Shareholders.  As of March 31,  2002,  the total  number of shares  outstanding,  and the number of shares and  approximate  percentage  of
Fund  shares held of record by separate  accounts  of the  following  insurance companies (and their respective  subsidiaries)  and by  OppenheimerFunds,  Inc.
("OFI")  were as  follows.  ["*"  indicates  less  than  5% of the  outstanding shares of that fund or class]:
                                      Allstate Columbus
                Total     Aetna     Financial   Life          CUNA
                Outstanding

Money Fund      397,651,230.486  *     *            *              *

High Income Fund      46,451,808,072  *          *            *
7,354,788.551
                                                              15.83%
Service Shares:
High Income Fund                 398.443

Bond Fund         65,347,859.815      *          *           *          *

Aggressive Growth     39,009,201.592  *         *          *            *
Fund

Service Shares:
Aggressive Growth Fund         1,876.317                           506.252
  *
                                                 27.02%
Capital Appreciation
 Fund            56,455,345.358  *     *            *              *
17.20%               42.20%

Service Shares:
Capital Appreciation Fund      18,673.573

Multiple Strategies   39,643,775.437  *          *             *
  *
Fund

Global Securities         86,531,190.913  9,332,500.150    *            *
   *
Fund                      10.79%
41.58%

Service Shares:
Global Securities        1,150,999.777    *         *            *
               *
Fund

Main Street Growth   58,903,807.576 3,952,230.888         *             *      *
& Income Fund                  6.71%

Service Shares:      1,491,037.826      *          *              *
                *
Main Street Growth
& Income Fund

Service Shares:Main
Street Small Cap     48,949.735      *     210,690.783     *        *
Fund                                  11.05%

Strategic Bond Fund  83,661,912.627 12,935,528.913   *             *         *
                          15.46%

Service Shares:              22,404.160   *      *               *
*                         *           *
Strategic Bond Fund             (continued)

GE    Jefferson Pilot      John Hancock      Lincoln    Benefit

Money Fund                *            *            *            *

High Income Fund         16,434,192.655         *          *            *
                          35.38%
Service Shares:
High Income Fund                      *          *            *               *

Bond Fund            12,169,723.630   4,373,609.704      *         *
                         18.62%       6.69%

Aggressive Growth        4,879,499.046          *          *              *
*
Fund                     12.51%

Service Shares:
Aggressive Growth Fund         *          *              *          *
27.02%
Capital Appreciation
 Fund

Capital Appreciation Fund      8,868,143.659        *            *
*
                         15.71%
Service Shares:
Capital Appreciation Fund           *           *        9,206.301            *
                                                 49.30%

Multiple Strategies      6,467,725.044          *          *              *
  *
Fund                     16.31%

Global Securities              *          *              *         *
*                       *
Fund

Service Shares:
Global Securities         1,143,242,123          *            *               *
Fund                      99.33%

Main Street Growth         *           *             *           *
& Income Fund

Service Shares:          1,460,653.189            *         *            *
Main Street Growth             97.96%
& Income Fund

Service Shares:Main
Street Small Cap           *             *          *       46,282.842
Fund                                                          94.55%

Strategic Bond Fund        *              *          *           *

Service Shares:                     *            *         *            *
Strategic Bond Fund

 (continued)

                     MassMutual     Monarch Nationwide   OFI     Protective

Money Fund           341,267,681.842   *         *       *  26,476,467.310
                         85.82%                             6.66%

High Income Fund         14,440,668.101      *           *                *
*
                          31.09%
Service Shares:
High Income Fund                      *          *            *  130.707*
                                                         32.80%

Bond Fund            18,627,597.825    *                26,597,251.272  *
*
                         28.51%                 40.70%

Aggressive Growth        20,769,346.038      *      9,527,767.378  *
  *
Fund                     53.24%                 24.42%

Service Shares:
Aggressive Growth Fund         *          *              *          *
27.02%
Capital Appreciation
 Fund

Capital Appreciation Fund      13,092,108.603       *         25,260,692.113  *
*
                          23.19%                 44.74%

Service Shares:
Capital Appreciation Fund           *           *        7,632.766 *          *
                                                 40.87%

Multiple Strategies      9,434,886.651        2,745,479.811   17,201,079.241  *
*                      *              *
Fund                     23.80%       6.93%         43.39%

Global Securities         37,967,082.498         *
35,270,761.711  *        *
Fund                      43.88%                 40.76%

Service Shares:
Global Securities              *          *              *    *    *
Fund

Main Street Growth       19,208,310.983         *                24,943,357.544
* 4,751,961.679
& Income Fund                  32.61%               42.35%       8.07%

Service Shares:              *         *            *      *     *
Main Street Growth
& Income Fund

Service Shares:Main      1,134,928.674
Street Small Cap           59.55%           *       *      *            *
Fund

Strategic Bond Fund      52,919,451.356         *          *
*9,318,182.778
                          63.25%                              11.14%

Service Shares:                       *         *          20,426.032   *     *
Strategic Bond Fund                                 91.17%

                                                    (continued)
American      Pruco          Transamerica         Travelers        General

Money Fund           *                    *         *         *

High Income Fund         *                   *           *       *

Service Shares:
High Income Fund         *             267.736   *         *
                                       67.20%

Bond Fund            *                    *         *         *

Aggressive Growth        *                   *           *       *
Fund

Service Shares:
Aggressive Growth Fund    1,354.535             *        *       *
Capital Appreciation      72.31%
 Fund

Capital Appreciation Fund      *                 *            *         *

Service Shares:
Capital Appreciation Fund      *                    *         1,744.497       *
40.87%
                                                    9.34%

Multiple Strategies      *                    *          *       *
Fund

Global Securities         *                      *         *       *
Fund

Service Shares:
Global Securities         *                      *         *       *
Fund

Main Street Growth       *                      *        *    423,222.813
& Income Fund                                                22.21%

Service Shares:             *                     *        *       *
Main Street Growth
& Income Fund

Service Shares:Main
Street Small Cap          *                        *          *         *
Fund

Strategic Bond Fund      *                      *         *        *

Service Shares:          *                      *          *       *
Strategic Bond Fund

-------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      498 Seventh Avenue
      New York, New York 10018

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.981.2871

Custodian Bank
      The Bank of New York
      One Wall Street
      New York, New York 10015

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Funds
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Legal Counsel to the Independent Trustees
      Mayer, Brown, Rowe & Maw
      1675 Broadway
      New York, New York 10019

1234

PX600.002.rev(120102)

                                            OPPENHEIMER VARIABLE ACCOUNT FUNDS

                                                         FORM N-1A

                                                          PART C

                                                     OTHER INFORMATION
Item 23.  Exhibits
------------------

(a)      Thirteenth Amended and Restated Declaration of Trust dated 8/27/02: Filed herewith.

(b)      Amended By-Laws dated 10/24/00:  Previously filed with Registrant's Post-Effective Amendment No. 36 (4/17/01), and
         incorporated herein by reference.

(c)

(i)      Oppenheimer  Money  Fund/VA  specimen  share  certificate:   Previously  filed  with  Registrant's  Post-Effective
                  Amendment No. 37 (4/24/02), and incorporated herein by reference.
(ii)     Oppenheimer Bond Fund/VA specimen share certificate:  Previously filed with Registrant's  Post-Effective Amendment
                  No. 37 (4/24/02), and incorporated herein by reference.
(iii)    Oppenheimer  Capital  Appreciation  Fund/VA  specimen  share  certificate:   Previously  filed  with  Registrant's
                  Post-Effective Amendment No. 37 (4/24/02), and incorporated herein by reference.
(iv)     Oppenheimer High Income Fund/VA specimen share  certificate:  Previously  filed with  Registrant's  Post-Effective
                  Amendment No. 37 (4/24/02), and incorporated herein by reference.
(v)      Oppenheimer   Aggressive   Growth  Fund/VA  specimen  share   certificate:   Previously  filed  with  Registrant's
                  Post-Effective Amendment No. 37 (4/24/02), and incorporated herein by reference.
(vi)     Oppenheimer   Multiple  Strategies  Fund/VA  specimen  share  certificate:   Previously  filed  with  Registrant's
                  Post-Effective Amendment No. 37 (4/24/02), and incorporated herein by reference.
(vii)    Oppenheimer   Global  Securities   Fund/VA  specimen  share   certificate:   Previously  filed  with  Registrant's
                  Post-Effective Amendment No. 37 (4/24/02), and incorporated herein by reference.
(viii)   Oppenheimer Strategic Bond Fund/VA specimen share certificate:  Previously filed with Registrant's  Post-Effective
                  Amendment No. 37 (4/24/02), and incorporated herein by reference.
(ix)     Oppenheimer Main Street Growth & Income Fund/VA  specimen share  certificate:  Previously filed with  Registrant's
                  Post-Effective Amendment No. 37 (4/24/02), and incorporated herein by reference.
(x)      Oppenheimer  Main  Street  Small Cap  Fund/VA  specimen  share  certificate:  Previously  filed with  Registrant's
                  Post-Effective Amendment No. 37 (4/24/02), and incorporated herein by reference.
(xi)     Oppenheimer  Money  Fund/VA  Service  class  specimen  share  certificate:   Previously  filed  with  Registrant's
                  Post-Effective Amendment No. 37 (4/24/02), and incorporated herein by reference.
(xii)    Oppenheimer Bond Fund/VA Service class specimen share Previously filed with Registrant's  Post-Effective Amendment
                  No. 37 (4/24/02), and incorporated herein by reference.
(xiii)   Oppenheimer  Capital  Appreciation  Fund/VA  Service  class  specimen  share  certificate:  Previously  filed with
                  Registrant's Post-Effective Amendment No. 37 (4/24/02), and incorporated herein by reference.
(xiv)    Oppenheimer  High Income Fund/VA  Service class specimen share  certificate:  Previously  filed with  Registrant's
                  Post-Effective Amendment No. 37 (4/24/02), and incorporated herein by reference.
(xv)     Oppenheimer   Aggressive  Growth  Fund/VA  Service  class  specimen  share  certificate:   Previously  filed  with
                  Registrant's Post-Effective Amendment No. 37 (4/24/02), and incorporated herein by reference.
(xvi)    Oppenheimer  Multiple  Strategies  Fund/VA  Service  class  specimen  share  certificate:  Previously  filed  with
                  Registrant's Post-Effective Amendment No. 37 (4/24/02), and incorporated herein by reference.
(xvii)   Oppenheimer  Global  Securities   Fund/VA  Service  class  specimen  share  certificate:   Previously  filed  with
                  Registrant's Post-Effective Amendment No. 37 (4/24/02), and incorporated herein by reference.
(xviii)  Oppenheimer  Strategic Bond Fund/VA Service class specimen share  certificate:  Previously filed with Registrant's
                  Post-Effective Amendment No. 37 (4/24/02), and incorporated herein by reference.
(xix)    Oppenheimer  Main Street Growth & Income Fund/VA Service class specimen share  certificate:  Previously filed with
                  Registrant's Post-Effective Amendment No. 37 (4/24/02), and incorporated herein by reference.
(xx)     Oppenheimer  Main Street  Small Cap Fund/VA  Service  class  specimen  share  certificate:  Previously  filed with
                  Registrant's Post-Effective Amendment No. 37 (4/24/02), and incorporated herein by reference.
(xxi)    Oppenheimer Value Fund/VA Service class specimen share certificate: Filed herewith.

(d)
(i)      Investment Advisory Agreement for Oppenheimer Money Fund/VA dated 9/1/94:  Filed with Registrant's  Post-Effective
                  Amendment No. 26 (2/13/95), and incorporated herein by reference.
(ii)     Investment  Advisory  Agreement  for  Oppenheimer  High  Income  Fund/VA  dated  9/1/94:  Filed with  Registrant's
                  Post-Effective Amendment No. 26 (2/13/95), and incorporated herein by reference.
(iii)    Investment  Advisory Agreement for Oppenheimer Bond Fund/VA dated 9/1/94:  Filed with Registrant's  Post-Effective
                  Amendment No. 26 (2/13/95), and incorporated herein by reference.
(iv)     Amended and Restated  Investment  Advisory  Agreement  for  Oppenheimer  Aggressive  Growth  Fund/VA dated 5/1/99:
                  Previously filed with Registrant's  Post-Effective Amendment No. 34 (4/29/99), and incorporated herein by reference.
(v)      Investment Advisory Agreement for Oppenheimer Capital  Appreciation  Fund/VA dated 9/1/94: Filed with Registrant's
                  Post-Effective Amendment No. 26 (2/13/95), and incorporated herein by reference.
(vi)     Investment Advisory Agreement for Oppenheimer  Multiple  Strategies Fund/VA dated 9/1/94:  Filed with Registrant's
                  Post-Effective Amendment No. 26 (2/13/95), and incorporated herein by reference.
(vii)    Investment  Advisory  Agreement for Oppenheimer  Global Securities  Fund/VA dated 9/1/94:  Filed with Registrant's
                  Post-Effective Amendment No. 26 (2/13/95), and incorporated herein by reference.
(viii)   Investment  Advisory  Agreement for  Oppenheimer  Strategic  Bond Fund/VA dated  9/1/94:  Filed with  Registrant's
                  Post-Effective Amendment No. 26 (2/13/95), and incorporated herein by reference.
(ix)     Investment  Advisory  Agreement  for  Oppenheimer  Main Street Growth & Income  Fund/VA  dated 5/1/95:  Filed with
                  Registrant's Post-Effective Amendment No. 29 (4/22/96), and incorporated herein by reference.
(x)      Investment Advisory Agreement for Oppenheimer Main Street Small Cap Fund/VA dated 5/1/98:  Filed with Registrant's
                  Post-Effective Amendment No. 31 (1/30/98), and incorporated herein by reference.

(xi)     Investment  Advisory  Agreement  for  Oppenheimer  Value  Fund/VA dated  10/22/02:  to be filed by Post  Effective
                  Amendment.

(e)

(i)      General  Distributor's  Agreement  for  Service  shares of  Oppenheimer  Money Fund /VA dated  5/1/98:  Filed with
                  Post-Effective Amendment No. 32 (4/29/98), and incorporated herein by reference.
(ii)     General  Distributor's  Agreement  for  Service  shares of  Oppenheimer  Bond  Fund/VA  dated  5/1/98:  Filed with
                  Post-Effective Amendment No. 32 (4/29/98), and incorporated herein by reference.
(iii)    General  Distributor's  Agreement for Service shares of  Oppenheimer  Capital  Appreciation  Fund/VA dated 5/1/98:
                  Filed with Post-Effective Amendment No. 32 (4/29/98), and  incorporated herein by reference.
(iv)     General  Distributor's  Agreement for Service shares of Oppenheimer  High Income Fund/VA dated 5/1/98:  Filed with
                  Post-Effective Amendment No. 32 (4/29/98), and incorporated herein by reference.
(v)      General  Distributor's  Agreement for Service shares of Oppenheimer  Aggressive Growth Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32 (4/29/98), and incorporated herein by reference.
(vi)     General Distributor's  Agreement for Service shares of Oppenheimer Multiple Strategies Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32 (4/29/98), and incorporated herein by reference.
(vii)    General  Distributor's  Agreement for Service shares of Oppenheimer Global Securities Fund/VA dated 5/1/98:  Filed with Post-Effective Amendment No. 32 (4/29/98), and incorporated herein by reference.
(viii)   General Distributor's  Agreement for Service shares of Oppenheimer Strategic Bond Fund/VA dated 5/1/98: Filed with
                  Post-Effective Amendment No. 32 (4/29/98), and incorporated herein by reference.
(ix)     General  Distributor's  Agreement for Service  shares of  Oppenheimer  Main Street  Growth & Income  Fund/VA dated
                  5/1/98: Filed with Post-Effective Amendment 32 (4/29/98), and incorporated herein by reference.
(x)      General  Distributor's  Agreement for Service  shares of  Oppenheimer  Main Street Small Cap Fund/VA dated 5/1/98:
                  Filed with Post-Effective Amendment No. 32 (4/29/98), and incorporated herein by reference.

(xi)     General  Distributor's  Agreement for Service shares of Oppenheimer Value Fund/VA dated 10/22/02: : to be filed by
                  Post Effective Amendment.

(f)      Form of Deferred Compensation Plan for Disinterested  Trustees\Directors:  Filed with Post-Effective Amendment No.
40 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),  10/27/98,  and incorporated herein by reference.

(g)
(i)      Custody  Agreement  between  Oppenheimer  Variable  Account  Funds  and The  Bank  of New  York,  dated  11/12/92:
                  Previously filed with Registrant's  Post-Effective Amendment No. 21 (3/12/93),  refiled with Registrant's
                  Post-Effective  Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(ii)     Amended and Restated  Foreign  Custody  Manager  Agreement  dated  4/3/01:  Previously  filed with  Post-Effective
                  Amendment No. 34 to the  Registration  Statement of  Oppenheimer  Gold & Special  Minerals Fund (Reg. No.
                  2-82590), 10/25/01, and incorporated herein by reference.
(iii)    Amendment dated 4/3/01 to Custody Agreement dated 11/12/92:  Previously filed with Post-Effective Amendment No. 34 to the Registration  Statement of Oppenheimer  Gold & Special Minerals Fund (Reg. No. 2-82590,  10/25/01,
                  and incorporated herein by reference.

(h)      Not applicable.

(i)
(i)      Opinion and  Consent of  Counsel,  3/14/85:  Previously  filed with  Registrant's  Pre-Effective  Amendment  No. 1
                  (3/20/85),  refiled with Registrant's  Post-Effective  Amendment No. 27 (4/27/95) pursuant to Item 102 of
                  Regulation S-T, and incorporated herein by reference.
(ii)     Opinion and  Consent of Counsel,  4/28/86:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 5
                  (8/12/86),  refiled with Registrant's  Post-Effective  Amendment No. 27 (4/27/95) pursuant to Item 102 of
                  Regulation S-T, and incorporated herein by reference.
(iii)    Opinion and  Consent of Counsel,  7/31/86:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 5
                  (8/12/86),  refiled with Registrant's  Post-Effective  Amendment No. 27 (4/27/95) pursuant to Item 102 of
                  Regulation S-T, and incorporated herein by reference.
(iv)     Opinion and  Consent of Counsel,  1/21/87:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 7
                  (2/6/87),  refiled with Registrant's  Post-Effective Amendment No. 27 (4/27/95),  pursuant to Item 102 of
                  Regulation S-T, and incorporated herein by reference.
(v)      Opinion and Consent of Counsel, dated July 31, 1990: Previously filed with Registrant's  Post-Effective  Amendment
                  No. 15 (9/19/90),  refiled with Registrant's  Post-Effective  Amendment No. 27 (4/27/95) pursuant to Item
                  102 of Regulation S-T, and incorporated herein by reference.
(vi)     Opinion and Consent of Counsel dated April 23, 1993: Previously filed with Registrant's  Post-Effective  Amendment
                  No. 22 (4/30/93),  refiled with Registrant's  Post-Effective  Amendment No. 27 (4/27/95) pursuant to Item
                  102 of Regulation S-T, and incorporated herein by reference.
(vii)    Opinion and Consent of Counsel dated April 18, 1995:  Filed with  Post-Effective  Amendment No. 29 (4/22/96),  and incorporated herein by reference.

(viii)   Opinion and Consent of Counsel dated May 1, 1998: Previously filed with Registrant's  Post-Effective Amendment No.
                  35 (4/26/00), and incorporated herein by reference.

(j)      Independent Auditors' Consent: To be filed by Post-Effective Amendment.

(k)      Not applicable.

(l)      Investment  Letter dated  3/14/85  from  Monarch  Life  Insurance  Company to  Registrant:  Previously  filed with
Registrant's Post-Effective Amendment No. 37 (4/24/02), and incorporated herein by reference.

(m)

(i)      Amended and Restated  Distribution and Service Plan and Agreement for Service shares of Oppenheimer  Money Fund/VA dated  2/29/00:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 35  (4/26/00),  and
                  incorporated herein by reference.
(ii)     Amended and Restated  Distribution  and Service Plan and Agreement for Service shares of Oppenheimer  Bond Fund/VA dated  2/29/00:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 35  (4/26/00),  and
                  incorporated herein by reference.
(iii)    Amended and Restated  Distribution  and Service  Plan and  Agreement  for Service  shares of  Oppenheimer  Capital
                  Appreciation Fund/VA dated 2/29/00:  Previously filed with Registrant's  Post-Effective  Amendment No. 35
                  (4/26/00), and incorporated herein by reference.
(iv)     Amended and Restated  Distribution  and Service Plan and Agreement for Service shares of  Oppenheimer  High Income
                  Fund/VA dated 2/29/00:  Previously filed with Registrant's Post-Effective Amendment No. 35 (4/26/00), and
                  incorporated herein by reference.
(v)      Amended and Restated  Distribution  and Service Plan and Agreement for Service  shares of  Oppenheimer  Aggressive
                  Growth  Fund/VA  dated  2/29/00:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 35
                  (4/26/00), and incorporated herein by reference.
(vi)     Amended and Restated  Distribution  and Service Plan and  Agreement  for Service  shares of  Oppenheimer  Multiple
                  Strategies  Fund/VA dated 2/29/00:  Previously filed with  Registrant's  Post-Effective  Amendment No. 35
                  (4/26/00), and incorporated herein by reference.
(vii)    Amended and  Restated  Distribution  and Service  Plan and  Agreement  for Service  shares of  Oppenheimer  Global
                  Securities  Fund/VA dated 2/29/00:  Previously filed with  Registrant's  Post-Effective  Amendment No. 35
                  (4/26/00), and incorporated herein by reference.
(viii)   Amended and Restated  Distribution and Service Plan and Agreement for Service shares of Oppenheimer Strategic Bond
                  Fund/VA dated 2/29/00:  Previously filed with Registrant's Post-Effective Amendment No. 35 (4/26/00), and
                  incorporated herein by reference.
(ix)     Amended and Restated  Distribution  and Service Plan and Agreement for Service shares of  Oppenheimer  Main Street
                  Growth & Income Fund/VA dated 2/29/00:  Previously filed with Registrant's  Post-Effective  Amendment No.
                  35 (4/26/00), and incorporated herein by reference.
(x)      Amended and Restated  Distribution  and Service Plan and Agreement for Service shares of  Oppenheimer  Main Street
                  Small Cap Fund/VA dated  2/29/00:  Previously  filed with  Registrant's  Post-Effective  Amendment No. 35
                  (4/26/00), and incorporated herein by reference.

(xi)     Distribution  and Service Plan and  Agreement  for Service  shares of  Oppenheimer  Value Fund /VA: To be filed by
                  Post-Effective Amendment..

(n)      Oppenheimer  Funds  Multiple  Class Plan under  Rule 18f-3  dated  March 18,  1996 and  updated  through  8/21/01:
Previously  filed with  Post-Effective  Amendment No. 20 to the  Registration  Statement of Oppenheimer Cash Reserves (Reg.
No. 33-23223), 9/27/01, and incorporated herein by reference.

(o)      Powers of Attorney for all  Trustees/Directors  and  Officers,  except for John V. Murphy,  Robert J. Malone,  and
Beverly L. Hamilton  (including  Certified Board Resolutions):  Previously filed with Pre-Effective  Amendment No. 2 to the
Registration Statement of Oppenheimer Select Managers (Reg. No. 333-49774), 2/8/01, and incorporated herein by reference.

Power of Attorney for John Murphy (including  Certified Board Resolution):  Previously filed with Post-Effective  Amendment
No. 45 to the  Registration  Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  and  incorporated  herein by reference.

Powers of Attorney for Beverly L. Hamilton and Robert J. Malone:  Previously filed with Post-Effective  Amendment No. 46 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), and incorporated herein by reference.

(p)      Amended  and  Restated  Code of Ethics of the  Oppenheimer  Funds  dated  March 1, 2000  under  Rule  17j-1 of the
Investment Company Act of 1940:  Previously filed with the Initial  Registration  Statement of Oppenheimer  Emerging Growth
Fund (Reg. No. 333-44176), 8/21/00, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

None.

Item 25.  Indemnification
-------------------------

         Reference is made to the provisions of Article Seventh of Registrant's  Amended and Restated  Declaration of Trust
filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

         Insofar as indemnification  for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and  controlling  persons of Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the opinion of the  Securities and Exchange  Commission  such  indemnification  is against public policy as expressed in the Securities Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for  indemnification against  such  liabilities  (other than the payment by  Registrant  of expenses  incurred or paid by a trustee,  officer or controlling  person of  Registrant  in the  successful  defense of any  action,  suit or  proceeding)  is  asserted by such trustee,  officer or controlling person,  Registrant will, unless in the opinion of its counsel the matter has been settled by controlling  precedent,  submit to a court of appropriate  jurisdiction the question whether such  indemnification by it is against  public  policy as expressed in the  Securities  Act of 1933 and will be governed by the final  adjudication  of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)      OppenheimerFunds,  Inc. is the investment  adviser of the Registrant;  it and certain  subsidiaries and affiliates act in the same capacity to other  investment  companies,  including  without  limitation  those described in Parts A and B hereof and listed in Item 26(b) below.

(b)      There  is set  forth  below  information  as to any  other  business,  profession,  vocation  or  employment  of a substantial  nature in which each  officer and  director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own  account or in the  capacity  of  director,  officer, employee, partner or trustee.

--------------------------------------------- ------------------------------------------------------------------------
Name and Current Position with
OppenheimerFunds, Inc.                        Other Business and Connections During the Past Two Years
--------------------------------------------- ------------------------------------------------------------------------
Timothy L. Abbuhl,
Assistant Vice President                    None
Amy B. Adamshick,
Vice President                              None
Charles E. Albers,
Senior Vice President                       None
Edward J. Amberger,
Assistant Vice President                    None
Erik Anderson,
Assistant Vice President                    None
Janette Aprilante,
Vice President & Secretary                  As of January 2002: Secretary of OppenheimerFunds, Distributor, Inc.,
Centennial Asset Management Corporation, Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management, Inc.,
Shareholder Financial Services, Inc., Shareholder Services, Inc.; Assistant Secretary of HarbourView Asset Management
Corporation, OFI Private Investments, Inc., Oppenheimer Trust Company and OFI Institutional Asset Management, Inc.
Hany S. Ayad,
Assistant Vice President                    None
Victor W. Babin,
Senior Vice President                       None
Bruce L. Bartlett,
Senior Vice President                       None
John Michael Banta,
Assistant Vice President                    None
Lerae A. Barela,
Assistant Vice President                    None
George Batejan,
Executive Vice President/
Chief Information Officer                   None
Kevin Baum,
Vice President                              None
Connie Bechtolt,
Assistant Vice President                    None
Robert Behal
Assistant Vice President                    Assistant Vice President of HarbourView Asset Management Corporation.
Formerly, Associate Director at MetLife (Jan 2000-May 2000).
Kathleen Beichert,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Erik S. Berg,
Assistant Vice President                    None
Rajeev Bhaman,
Vice President                              None
Mark Binning,
Assistant Vice President                    None
Robert J. Bishop,
Vice President                              None
John R. Blomfield,
Vice President                              None
Chad Boll,
Assistant Vice President                    None
Lowell Scott Brooks,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Richard Buckmaster,
Vice President                              None
Mark Burns,
Assistant Vice President                    Formerly a Marketing Manager with Alliance Capital Management (October
1999-April 2001).
Bruce Burroughs
Vice President                              None
Claudia Calich,
Assistant Vice President                    None
Michael A. Carbuto,
Vice President                              None
Ronald G. Chibnik,
Assistant Vice President                    Director of technology for Sapient Corporation (July, 2000-August 2001);
software architect for Sapient Corporation (March 1997-July 2000).
H.C. Digby Clements,
Vice President: Rochester Division          None
Peter V. Cocuzza,
Vice President                              None
Julie C. Cusker,
Assistant Vice President:
Rochester Division                          None
John Damian,
Vice President                              Formerly senior analyst/director for Citigroup Asset Management (November
1999-September 2001).
O. Leonard Darling,
Vice Chairman, Executive Vice
President, Chief Investment
Officer & Director                          Chairman of the Board and a director (since June 1999) and Senior Managing
Director (since December 1998) of HarbourView Asset Management Corporation; a director (since July 2001) of Oppenheimer
Acquisition Corp.; a director (since March 2000) of OFI Private Investments, Inc.; Chairman of the Board, Senior Managing
Director and director (since February 2001) of OFI Institutional Asset Management, Inc.; Trustee (since 1993) of Awhtolia
College - Greece.
John M. Davis,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.
Robert A. Densen,
Senior Vice President                       None
Ruggero de'Rossi,
Vice President                              None
Craig P. Dinsell,
Executive Vice President                    None
Randall C. Dishmon,
Assistant Vice President                    Formerly an Associate with Booz Allen & Hamilton (1998-June 2001).
Rebecca K. Dolan
Vice President                              None
Steven D. Dombrower,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Bruce C. Dunbar,
Vice President                              None
Richard Edmiston,
Assistant Vice President                    None
Daniel R. Engstrom,
Assistant Vice President                    None
Armand B. Erpf,
Assistant Vice President                    None
James Robert Erven
Assistant Vice President                    Formerly an Assistant Vice President/Senior Trader with Morgan Stanley
Investment Management (1999-April 2002).
George R. Evans,
Vice President                              None
Edward N. Everett,
Vice President                              None
George Fahey,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Scott T. Farrar,
Vice President                              None
Katherine P. Feld,
Vice President, Senior Counsel              Vice President of OppenheimerFunds, Distributor, Inc.; Vice President,
Assistant Secretary and Director of Centennial Asset Management Corporation; Vice President of Oppenheimer Real Asset
Management, Inc.
Ronald H. Fielding,
Senior Vice President;
Chairman: Rochester Division                Vice President of OppenheimerFunds Distributor, Inc.; Director of ICI Mutual
Insurance Company; Governor of St. John's College; Chairman of the Board of Directors of International Museum of
Photography at George Eastman House.
Paul Fitzsimmons,
Assistant Vice President                    Assistant Vice President of HarbourView Asset Management Corporation.
P. Lyman Foster,
Senior Vice President                       Senior Vice President of OppenheimerFunds Distributor, Inc.
David Foxhoven,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Legacy Program.
Colleen M. Franca,
Assistant Vice President                    None
Crystal French,
Vice President                              None
Dan P. Gangemi,
Vice President                              None
Dan Gagliardo,
Assistant Vice President                    Formerly an Assistant Vice President with Mitchell Hutchins (January
2000-October 2000).
Subrata Ghose,
Assistant Vice President                    None
Charles W. Gilbert,
Assistant Vice President                    None
Alan C. Gilston,
Vice President                              None
Sharon M. Giordano,
Assistant Vice President                    None
Jill E. Glazerman,
Vice President                              None
Paul M. Goldenberg,
Vice President                              None
Mike Goldverg,
Assistant Vice President                    None
Bejamin J. Gord,
Vice President                              Vice President of HarbourView Asset Management Corporation. Formerly Executive
Director with Miller Anderson Sherrerd, a division of Morgan Stanley Investment Management. (April 1992-March 2002).
Laura Granger,
Vice President                              Formerly a portfolio manager at Fortis Advisors (July 1998-October 2000).
Robert Grill,
Senior Vice President                       None
Robert Guy,
Senior Vice President                       None
David Hager,
Vice President                              None
Robert Haley,
Assistant Vice President                    None
Marilyn Hall,
Vice President                              None
Kelly Haney,
Assistant Vice President                    None
Thomas B. Hayes,
Vice President                              None
Dorothy F. Hirshman,
Vice President                              None
Merryl I. Hoffman,
Vice President & Senior Counsel             As of December 2001: Secretary of HarbourView Asset Management Corporation,
OFI Private Investments, Inc. and OFI Institutional Asset Management, Inc.; Assistant Secretary of OppenheimerFunds
Legacy Program.
Scott T. Huebl,
Vice President                              Assistant Vice President of OppenheimerFunds Legacy Program.
Margaret Hui,
Assistant Vice President                    None
John Huttlin,
Vice President                              None
James G. Hyland,
Assistant Vice President                    None
Steve P. Ilnitzki,
Senior Vice President                       Formerly Vice President of Product Management at Ameritrade (until March 2000).
Kathleen T. Ives,
Vice President & Assistant Counsel          Vice President of OppenheimerFunds Distributor, Inc.; Vice President and
Assistant Secretary of Shareholder Services, Inc.; Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder
Financial Services, Inc.
William Jaume,
Vice President                              Senior Vice President and Chief Compliance Officer (since April 2000) of
HarbourView Asset Management Corporation; and of OFI Institutional Asset Management, Inc. (since February 2001).
Frank V. Jennings,
Vice President                              None
John Jennings,
Vice President                              None
John Michael Johnson,
Assistant Vice President                    Formerly Vice President, Senior Analyst/Portfolio Manager at Aladdin Capital
Holdings Inc. (February 2001-May 2002) prior to which he was Vice President and Senior Analyst at Merrill Lynch
Investment Managers (October 1996-February 2001).
Lewis A. Kamman,
Vice President                              None
Jennifer E. Kane,
Assistant Vice President                    None.
Lynn O. Keeshan,
Senior Vice President                       None
Thomas W. Keffer,
Senior Vice President                       None
Cristina J. Keller,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Michael Keogh,
Vice President                              None
Garrett K. Kolb,
Assistant Vice President                    None
Walter G. Konops,
Assistant Vice President                    None
Avram D. Kornberg,
Senior Vice President                       None
James Kourkoulakos,
Vice President                              None
Guy E. Leaf,
Vice President                              Vice President of Merrill Lynch (January 2000-September 2001.
Christopher M. Leavy,
Senior Vice President                       Formerly Vice President and portfolio manager at Morgan Stanley Investment
Management (1997-September 2000).
Dina C. Lee,
Assistant Vice President & Assistant Counsel
Formerly an attorney with Van Eck Global (until December 2000).
Laura Leitzinger,
Vice President                              Vice President of Shareholder Financial Services, Inc.
Michael S. Levine,
Vice President                              None
Gang Li,
Assistant Vice President                    None
Shanquan Li,
Vice President                              None
Mitchell J. Lindauer,
Vice President & Assistant General Counsel  None
Bill Linden,
Assistant Vice President                    None
Malissa B. Lischin,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.
Reed Litcher,
Vice President                              None
David P. Lolli,
Assistant Vice President                    None
Daniel G. Loughran
Vice President: Rochester Division          None
Patricia Lovett,
Vice President                              Vice President of Shareholder Financial Services, Inc. and Senior Vice
President of Shareholder Services, Inc.
Steve Macchia,
Vice President                              None
Angelo G. Manioudakis
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation. Formerly
Executive Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment
Management (August 1993-April 2002).
Marianne Manzolillo,
Assistant Vice President                    None
Philip T. Masterson,
Vice President & Assistant Counsel      None
Charles L. McKenzie,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation and OFI
Institutional Asset Management Corporation.
Lisa Migan,
Assistant Vice President                    None
Andrew J. Mika,
Senior Vice President                       None
Joy Milan,
Vice President                              None
Denis R. Molleur,
Vice President & Senior Counsel         None
Nikolaos D. Monoyios,
Vice President                              None
Charles Moon,
Vice President                              Vice President of HarbourView Asset Management Corporation. Formerly an
Executive Director and Portfolio Manager with Miller Anderson & Sherrerd, a division of Morgan Stanley Investment
Management (June 1999-March 2002).
John Murphy,
Chairman, President, Chief Executive Officer & Director
Director of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation, HarbourView Asset Management
Corporation, OFI Private Investments, Inc., OFI Institutional Asset Management, Inc. and Tremont Advisers, Inc., Director
(Class A) of Trinity Investments Management Corporation; President and Director of Oppenheimer Acquisition Corp.,
Oppenheimer Partnership Holding, Inc., Oppenheimer Real Asset Management, Inc.; Chairman and Director of Shareholder
Financial Services, Inc. and Shareholder Services, Inc.; Executive Vice President of MassMutual Life Insurance Company;
director of DLB Acquisition Corp.
Thomas J. Murray,
Vice President                              None
Kenneth Nadler,
Vice President                              None
David Negri,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.
Richard Nichols,
Vice President                              None
Barbara Niederbrach,
Assistant Vice President                    None
Raymond C. Olson,
Assistant Vice President                    Assistant Vice President and Treasurer of OppenheimerFunds Distributor, Inc.;
Treasurer of Centennial Asset Management Corporation.
Frank J. Pavlak,
Vice President                              None
David P. Pellegrino,
Vice President                              None
Allison C. Pells,
Assistant Vice President                    None
James F. Phillips,
Vice President                              None
Raghaw Prasad,
Assistant Vice President
Jane C. Putnam,
Vice President                              None
Michael E. Quinn,
Vice President                              None
Julie S. Radtke,
Vice President                              None
Norma J. Rapini,
Assistant Vice President:
Rochester Division                          None
Thomas P. Reedy,
Vice President                              Vice President (since April 1999) of HarbourView Asset Management Corporation.
Brian N. Reid,
Assistant Vice President                    Formerly an Assistant Vice President with Eaton Vance Management (January
2000-January 2002).
Kristina Richardson,
Assistant Vice President                    None
David Robertson,
Senior Vice President                       Senior Vice President of OppenheimerFunds Distributor, Inc.
Rob Robis,
Assistant Vice President                    None
Antoinette Rodriguez,
Assistant Vice President                    None
Jeffrey S. Rosen,
Vice President                              None
Richard H. Rubinstein,
Senior Vice President                       None
James H. Ruff,
Executive Vice President                    President and director of OppenheimerFunds Distributor, Inc. and Centennial
Asset Management Corporation; Executive Vice President of OFI Private Investments, Inc.
Andrew Ruotolo
Executive Vice President and Director       President and director of Shareholder Services, Inc. and Shareholder Financial
Services, Inc., Director (Class A) of Trinity Investment Management Corporation
Rohit Sah,
Assistant Vice President                    None
Valerie Sanders,
Vice President                              None
Jeffrey R. Schneider,
Vice President                              None
Ellen P. Schoenfeld,
Vice President                              None
David Schultz,
Senior Vice President                       Chief Executive Officer, President & Senior Managing Director & Director of
OFI Institutional Asset Management, Inc. and HarbourView Asset Management Corporation; Director (Class A) and Chairman of
Trinity Investment Management Corporation; Director of Oppenheimer Trust Company.
Scott A. Schwegel,
Assistant Vice President                    None
Allan P. Sedmak
Assistant Vice President                    None
Jennifer L. Sexton,
Vice President                              Vice President of OFI Private Investments, Inc.
Martha A. Shapiro,
Vice President                              None
Navin Sharma,
Vice President                              Formerly, Manager at BNP Paribas Cooper Neff Advisors (May 2001-April 2002)
prior to which he was Development Manager at Reality Online/Reuters America Inc. (June 2000-May 2001).
Steven J. Sheerin,
Vice President                              Formerly consultant with Pricewaterhouse Coopers (November 2000-May 2001)
prior to which he was a Vice President of Merrill Lynch Pierce Fenner & Smith, Inc. (July 1998-October 2000).
Bonnie Sherman,
Assistant Vice President                    None
David C. Sitgreaves,
Assistant Vice President                    None
Edward James Sivigny
Assistant Vice President                    Formerly a Director for ABN Amro Securities (July 2001-July 2002) prior to which he was Associate Director for Barclays Capital (1998-July 2001).
Enrique H. Smith,
Assistant Vice President                    Formerly a business analyst with Goldman Sachs (August 1999-August 2001).
Richard A. Soper,
Vice President                              None
Louis Sortino,
Assistant Vice President:
Rochester Division                          None
Keith J. Spencer,
Vice President                              None
Marco Antonio Spinar,
Assistant Vice President                    Formerly, Director of Business Operations at AOL Time Warner, AOL Time Warner
Book Group (June 2000-December 2001).
Richard A. Stein,
Vice President: Rochester Division          None
Arthur P. Steinmetz,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.
Jayne M. Stevlingson,
Vice President                              None
Gregory J. Stitt,
Vice President                              None
John P. Stoma,
Senior Vice President                       Senior Vice President of OppenheimerFunds Distributor, Inc.
Wayne Strauss,
Assistant Vice President:
Rochester Division                          None
Michael Stricker,
Vice President                              None
Deborah A. Sullivan,
Assistant Vice President,
Assistant Counsel                           Since December 2001, Secretary of Oppenheimer Trust Company.
Mary Sullivan,
Assistant Vice President                    None
Kevin L. Surrett,
Assistant Vice President                    None
Susan B. Switzer,
Vice President                              None
Anthony A. Tanner,
Vice President: Rochester Division          None
Paul Temple,
Vice President                              Formerly a Vice President of Merrill Lynch (October 2001-January 2002) prior to which he was a Vice President with OppenheimerFunds, Inc. (May 2000-October 5, 2001).
Eamon Tubridy,
Assistant Vice President                    None
James F. Turner,
Vice President                              Formerly portfolio manager for Technology Crossover Ventures (May 2000-March
2001).
Cameron Ullyat,
Assistant Vice President                    None
Mark S. Vandehey,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Management Corporation and Shareholder Services, Inc.
Maureen Van Norstrand,
Assistant Vice President                    None
Vincent Vermette,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.
Phillip F. Vottiero,
Vice President                              None
Samuel Sloan Walker,
Vice President                              Vice President of HarbourView Asset Management Corporation.
Teresa M. Ward,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.
Darrin L. Watts,
Assistant Vice President                    None
Jerry A. Webman,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.
Christopher D. Weiler,
Assistant Vice President:
Rochester Division                          None
Barry D. Weiss,
Vice President                              None
Melissa Lynn Weiss,
Vice President                              Formerly an Associate at Hoguet Newman & Regal, LLP (January 1998-May 2002).
Christine Wells,
Vice President                              None
Joseph J. Welsh,
Vice President                              None
Diederick Wermolder,
Vice President                              Director of OppenheimerFunds International Ltd.; Senior Vice President
(Managing Director of the International Division) of OFI Institutional Asset Management, Inc.
Catherine M. White,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc. Formerly,
Assistant Vice President with Gruntal & Co. LLC (September 1998 - October 2000); member of the American Society of
Pension Actuaries (ASPA) since 1995.
William L. Wilby,
Senior Vice President                       Formerly Senior Vice President of HarbourView Asset Management Corporation
(May 1999-July 2002).
Donna M. Winn,
Senior Vice President                       President, Chief Executive Officer and Director of OFI Private Investments,
Inc.; Director and President of OppenheimerFunds Legacy Program; Senior Vice President of OppenheimerFunds Distributor,
Inc.
Kenneth Winston,
Senior Vice President                       Principal at Richards & Tierney, Inc. (until June 2001).
Brian W. Wixted, Senior Vice President and Treasurer
Treasurer of HarbourView Asset Management Corporation; OppenheimerFunds International Ltd., Oppenheimer Partnership
Holders, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services,
Inc., OFI Private Investments, Inc. and OFI Institutional Asset Management, Inc.; Treasurer and Chief Financial Officer
of Oppenheimer Trust Company; Assistant Treasurer of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program.
Carol Wolf,
Senior Vice President                       Serves on the Board of the Colorado Ballet.
Kurt Wolfgruber,
Senior Vice President                       Director of Tremont Advisers, Inc. (as of January 2002).
Caleb C. Wong,
Vice President                              None
Edward C. Yoensky,
Assistant Vice President                    None
Robert G. Zack
Senior Vice President and General Counsel   General Counsel and Director OppenheimerFunds Distributor, Inc.; General
Counsel of Centennial Asset Management Corporation; Senior Vice President and General Counsel of HarbourView Asset
Management Corporation and OFI Institutional Asset Management, Inc., Senior Vice President, General Counsel and Director
of Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private Investment, Inc. and Oppenheimer Trust
Company; Vice President and Director of Oppenheimer Partnership Holdings, Inc.; Secretary of OAC Acquisition Corp.,
Director and Assistant Secretary of OppenheimerFunds International Ltd.; Director of Oppenheimer Real Asset Management,
Inc.; Vice President of OppenheimerFunds Legacy Program.
Jill Zachman,
Vice President: Rochester Division          None
Neal A. Zamore,
Vice President                              None
Mark D. Zavanelli,
Vice President                              None
Alex Zhou,
Assistant Vice President                    None
Arthur J. Zimmer,
Senior Vice President                       Senior Vice President (since April 1999) of HarbourView Asset Management
Corporation.

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above,  Shareholder  Financial  Services,  Inc.,  Shareholder  Services,  Inc.,
OppenheimerFunds  Services,  Centennial  Asset Management  Corporation,  Centennial  Capital Corp.,  Oppenheimer Real Asset
Management, Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way, Englewood, Colorado 80112.

The  address  of  OppenheimerFunds,   Inc.,  OppenheimerFunds  Distributor,   Inc.,  HarbourView  Asset  Management  Corp.,
Oppenheimer Partnership Holdings,  Inc., Oppenheimer  Acquisition Corp., OFI Private Investments,  Inc., OAM Institutional,
Inc. and Oppenheimer Trust Company is 498 Seventh Avenue, New York, New York 10018.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)      OppenheimerFunds  Distributor,  Inc. is the Distributor of the Service shares.  It is also the Distributor of each of the other registered  open-end  investment  companies for which  OppenheimerFunds,  Inc. is the investment  adviser,  as described in Part A and B of this Registration  Statement and listed in Item 26(b) above (except  Oppenheimer  Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------- ------------------------------------ ---------------------------------
Name & Principal                           Position & Office               Position and Office
Business Address                                with Underwriter                     with Registrant
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Agan(1)                                Vice President                       None
Janette Aprilante(1)                          Secretary                            None
Jason R. Bach
3264 Winthrop Cricle
Marietta, GA 30067                            Vice President                       None
Kathleen Beichert(1)                          Vice President                       None
Gabriella Bercze(2)                           Vice President                       None
Douglas S. Blankenship
17011 Woodbark
Spring, TX 77379                              Vice President                       None
Tracey Blinzler(1)                            Assistant Vice President             None
Kevin Bonner(1)                               Vice President                       None
L. Scott Brooks(2)                            Vice President                       None
Kevin E. Brosmith
170 Phillip Court
Lake Bluff, IL 60044                          Senior Vice President                None
Jeffrey W. Bryan(2)                           Vice President                       None
Susan Burton
412 Towne Green Circle
Addison, TX 75001                             Vice President                       None
Kathleen Mary Byron
6 Dahlia Drive
Irvine, CA 92618                              Vice President                       None
Robert A. Coli
12 White Tail Lane
Bedminster, NJ 07921                          Vice President                       None
Jill E. Crockett(2)                           Assistant Vice President             None
Jeffrey D. Damia(2)                           Vice President                       None
John Davis(2)                                 Assistant Vice President             None
Stephen J. Demetrovits(2)                     Vice President                       None
Michael W. Dickson
21 Trinity Avenue
Glastonbury, CT 06033                         Vice President                       None
Joseph A. DiMauro
244 McKinley Avenue
Grosse Pointe Farms, MI 48236                 Vice President                       None
Steven Dombrower(w)                           Vice President                       None
George P. Dougherty
4090 Redbud Circle
Doylestown, PA 18901                          Vice President                       None
Cliff H. Dunteman
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642                   Vice President                       None
John Eiler(2)                                 Vice President                       None
Kent M. Elwell
35 Crown Terrace
Yardley, PA 19067                             Vice President                       None
Gregg A. Everett
7124 Trysail Circle
Tampa, FL 33607                               Vice President                       None
George R. Fahey
9 Townview Court
Flemington, NJ 08822                          Vice President                       None
Eric C. Fallon
10 Worth Circle
Newton, MA 02458                              Vice President                       None
Katherine P. Feld(2)                          Vice President                       Assistant Secretary
Mark J. Ferro(2)                              Vice President                       None
Ronald H. Fielding(3)                         Vice President                       None
Patrick W. Flynn (1)                          Senior Vice President                None
John E. Forrest(2)                            Senior Vice President                None
John ("J) Fortuna(2)                          Vice President                       None
P. Lyman Foster(2)                            Senior Vice President                None
Luiggino J. Galleto
10302 Riesling Court
Charlotte, NC 28277                           Vice President                       None
Michelle M. Gans
2700 Polk Street, Apt. #9
San Francisco, CA 94109                       Vice President                       None
Lucio Giliberti
6 Cyndi Court
Flemington, NJ 08822                          Vice President                       None
Raquel Granahan(2)                            Vice President                       None
Ralph Grant(2)                                Senior Vice President                None
Michael D. Guman
3913 Pleasant Avenue
Allentown, PA 18103                           Vice President                       None
Tonya N. Hammet
2612 W. Grand Reserve Circle #227
Clearwater, FL 33759                          Assistant Vice President             None
Clifford W. Heidinger
90 Gates Street
Portsmouth, NH 03801                          Vice President                       None
Phillipe D. Hemery
184 Park Avenue
Rochester, NY 14607                           Vice President                       None
Elyse R. Jurman Herman
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062                    Vice President                       None
Wendy G. Hetson
4 Craig Street
Jericho, NY 11753                             Vice President                       None
Kristen L. Heyburn
2315 Mimosa Drive #2
Houston, TX 77019                             Vice President                       None
William E. Hortz(2)                           Vice President                       None
Edward Hrybenko(2)                            Vice President                       None
Brian F. Husch(2)                             Vice President                       None
Richard L. Hymes(2)                           Assistant Vice President             None
Kathleen T. Ives(1)                           Vice President                       Assistant Secretary
Eric K. Johnson
28 Oxford Avenue
Mill Valley, CA 94941                         Vice President                       None
Mark D. Johnson
15792 Scenic Green Court
Chesterfield, MO 63017                        Vice President                       None
John S. Kavanaugh
2 Cervantes, Apt. #301
San Francisco, CA 94123                       Vice President                       None
Christina J. Keller(2)                        Vice President                       None
Brian G. Kelly
60 Larkspur Road
Fairfield, CT 06430                           Vice President                       None
Michael Keogh(2)                              Vice President                       None
Lisa Klassen(1)                               Assistant Vice President             None
Richard Klein
4820 Fremont Avenue So.
Minneapolis, MN 55409                         Senior Vice President                None
Richard Knott(2)                              Vice President                       None
Dean Kopperud(2)                              Senior Vice President                None
Brent A. Krantz
P. O. Box 1313
Seahurst, WA 98062                            Senior Vice President                None
David T. Kuzia
9697 S. Golden Eagle Dr.
Highlands, CO 80126                           Vice President                       None
Tracey Lange(2)                               Vice President                       None
Paul R. LeMire                                Vice President                       None
Dawn Lind
21 Meadow Lane
Rockville Centre, NY 11570                    Vice President                       None
Malissa Lischin(2)                            Assistant Vice President             None
James V. Loehle
30 Wesley Hill Lane
Warwick, NY 10990                             Vice President                       None
John J. Lynch
5341 Ellsworth
Dallas, TX 75206                              Vice President                       None
Mark Macken
462 Lincoln Avenue
Sayville, NY 11782                            Vice President                       None
Michael Magee(2)                              Vice President                       None
Steven C. Manns
1941 W. Wolfram
Chicago, IL 60657                             Vice President                       None
Todd A. Marion
3 St. Marks Place
Cold Spring Harbor, NY 11724                  Vice President                       None
David M. Martin
10155 S. Woodrose Lane
Highlands Ranch, CO 80126                     Vice President                       None
LuAnn Mascia(2)                               Assistant Vice President             None
Theresa-Marie Maynier
2421 Charlotte Drive
Charlotte, NC 28203                           Vice President                       None
Anthony P. Mazzariello
704 Beaver Road
Leetsdale, PA 15056                           Vice President                       None
John C. McDonough
3812 Leland Street
Chevy Chase, MD 20815                         Vice President                       None
Kent C. McGowan
18424 12th Avenue West
Lynnwood, WA 98037                            Vice President                       None
John V. Murphy(2)                             Director                             President, Principal Executive Officer
and Trustee/Director
Wendy Jean Murray
32 Carolin Road
Upper Montclair, NJ 07043                     Vice President                       None
Christina Nasta(2)                            Assistant Vice President             None
Kevin P. Neznek(2)                            Vice President                       None
Chad V. Noel
2408 Eagleridge Drive
Henderson, NV 89014                           Vice President                       None
Raymond C. Olson(1)                           Assistant Vice President & Treasurer None
Gayle E. Pereira
2707 Via Arboleda
San Clemente, CA 92672                        Vice President                       None
Brian C. Perkes
8734 Shady Shore Drive
Frisco, TX 75034                              Vice President                       None
Charles K. Pettit
22 Fall Meadow Drive
Pittsford, NY 14534                           Vice President                       None
William L. Presutti
238 Kemp Avenue
Fair Haven, NJ 07704                          Vice President                       None
Elaine Puleo-Carter(2)                        Senior Vice President                None
Christopher L. Quinson
19 Cayuga Street
Rye, NY 10580                                 Vice President                       None
Minnie Ra
100 Dolores Street, #203
Carmel, CA 93923                              Vice President                       None
Heather Rabinowitz(2)                         Assistant Vice President             None
Gary D. Rakan
25031 Woodridge Triangle
Farmington, MI 48335                          Vice President                       None
Michael A. Raso
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538                           Vice President                       None
Douglas Rentschler
677 Middlesex Road
Grosse Pointe Park, MI 48230                  Vice President                       None
Louis H. Reynolds                             Vice President                       None
Michelle Simone Richter(2)                    Vice President                       None
Ruxandra Risko(2)                             Vice President                       None
David R. Robertson(2)                         Senior Vice President                None
Kenneth A. Rosenson
24753 Bantage Point Terr.
Malibu, CA 90265                              Vice President                       None
James H. Ruff(2)                              President & Director                 None
William R. Rylander
85 Evergreen Road
Vernon, CT 06066                              Vice President                       None
Thomas Sabow(2)                               Vice President                       None
Alfredo Scalzo
9616 Lake Chase Island Way
Tampa, FL 33626                               Vice President                       None
Michael Sciortino
785 Beau Chene Drive
Mandeville, LA 70471                          Vice President                       None
Eric Sharp
862 McNeill Circle
Woodland, CA 95695                            Vice President                       None
Debbie Simon(2)                               Vice President                       None
Douglas Bruce Smith
808 South 194th Street
Seattle,WA 98148                              Vice President                       None
William A. Spetrino
7631 Yennicook Way
Hudson, OH 44236                              Vice President                       None
Bryan Stein(2)                                Vice President                       None
John Stoma(2)                                 Senior Vice President                None
Brian C. Summe
239 N. Colony Drive
Edgewood, KY 41017                            Vice President                       None
Michael Sussman(2)                            Assistant Vice President             None
George T. Sweeney
5 Smoke House Lane
Hummelstown, PA 17036                         Senior Vice President                None
 Scott McGregor Tatum
 704 Inwood
Southlake, TX 76092                           Vice President                       None
James Taylor(2)                               Assistant Vice President             None
Martin Telles(2)                              Senior Vice President                None
David G. Thomas
1328 N. Cleveland Street
Arlington, VA 22201                           Vice President                       None
Bryan K.Toma
14575 S. Gallery
Olathe, KS 66062                              Vice President                       None
Floyd A. Tucker
1930 W. Barry Ave., #2
Chicago, IL 60657                             Vice President                       None
Tanya Valency(2)                              Vice President                       None
Mark Vandehey(1)                              Vice President                       None
Vincent Vermete                               Assistant Vice President             None
Teresa Ward(1)                                Vice President                       None
Michael J. Weigner
4905 W. San Nicholas Street
Tampa, FL 33629                               Vice President                       None
Donn Weise
3249 Earlmar Drive
Los Angeles, CA 90064                         Vice President                       None
Catherine White(2)                            Assistant Vice President             None
Thomas Wilson(2)                              Vice President                       None
Donna Winn(2)                                 Senior Vice President                None
Philip Witkower(2)                            Senior Vice President                None
Cary Patrick Wozniak
18808 Bravata Court
San Diego, CA 92128                           Vice President                       None
Gregor D. Yuska
16035 Canterbury Estates Dr.
Ellisville, MO 63021                          Vice President                       None
Robert G. Zack(2)                             General Counsel & Director       Vice President and Secretary

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books and other  documents  required  to be  maintained  by  Registrant  pursuant  to Section  31(a) of the
Investment  Company Act of 1940 and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,  Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                                        SIGNATURES

Pursuant to the  requirements  of the Securities Act of 1933 and/or the Investment  Company Act of 1940, the Registrant has
duly caused this Registration  Statement to be signed on its behalf by the undersigned,  thereunto duly authorized,  in the
County of Arapahoe and State of Colorado on the 8th day of October, 2002.

                                                     Oppenheimer Variable Account Funds

                                                     By:  /s/ John V. Murphy*
                                                     ---------------------------------------------
                                                     John V. Murphy, President,
                                                                                             Principal  Executive Officer &
Trustee

Pursuant to the  requirements  of the  Securities  Act of 1933,  this  Registration  Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                           Title                                   Date
----------                                           -----                                   ----

/s/ James C. Swain*
-----------------------                   Chairman & Trustee                    October 8, 2002
James C. Swain

/s/ John V. Murphy*                       President, Principal                      October 8, 2002
------------------------                  Executive Officer
John V. Murphy                            and Trustee

/s/ Brian W. Wixted*                      Treasurer and Principal                   October 8, 2002
-------------------------                 Financial and
Brian W. Wixted                           Accounting Officer

/s/ William L. Armstrong*                 Trustee                                   October 8, 2002
-------------------------------
William L. Armstrong

/s/ Robert G. Avis*                       Trustee                                   October 8, 2002
----------------------
Robert G. Avis

/s/ George Bowen*                         Trustee                                   October 8, 2002
----------------------
George Bowen

/s/ Edward Cameron*                       Trustee                                   October 8, 2002
------------------------
Edward Cameron

/s/ Jon S. Fossel*                        Trustee                                   October 8, 2002
--------------------
Jon S. Fossel

/s/ Sam Freedman*                         Trustee                                   October 8, 2002
----------------------
Sam Freedman

/s/ Beverly L. Hamilton*
------------------------------            Trustee                                   October 8, 2002
Beverly L. Hamilton

/s/ Robert J. Malone*
--------------------------                Trustee                                   October 8, 2002
Robert J. Malone

/s/ F. William Marshall, Jr.*             Trustee                                   October 8, 2002
--------------------------------
F. William Marshall, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                                            OPPENHEIMER VARIABLE ACCOUNT FUNDS

                                              Post-Effective Amendment No. 37

                                                 Registration No. 2-93177

                                                       EXHIBIT INDEX

23(a)                              Thirteenth Amended and Restated Declaration of Trust.

23(c)(xxi)                         Oppenheimer Value Fund/VA Service class specimen share certificate